                                               [LOGO]
Semi-Annual Report

MONEY MARKET Funds

California Tax-Free Money Market Fund
Government Money Market Fund
Money Market Fund
National Tax-Free Money Market Fund
Prime Money Market Fund
Treasury Plus Money Market Fund


September 30, 1999

Money Market Funds                                             TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        Government Money Market Fund.................................3

        Money Market Fund............................................3

        Prime Money Market Fund......................................3

        Treasury Plus Money Market Fund..............................3

        California Tax-Free Money Market Fund........................6

        National Tax-Free Money Market Fund..........................6

    PORTFOLIOS OF INVESTMENTS

        California Tax-Free Money Market Fund........................9

        Government Money Market Fund................................24

        Money Market Fund...........................................26

        National Tax-Free Money Market Fund.........................32

        Prime Money Market Fund.....................................38

        Treasury Plus Money Market Fund.............................42

    STAGECOACH FUNDS

        Statement of Assets and Liabilities.........................44

        Statement of Operations.....................................46

        Statements of Changes in Net Assets.........................48

        Financial Highlights........................................52

        Notes to Financial Statements...............................70

    SHAREHOLDER'S MEETING AND PROXY VOTING RESULTS..................84

    LIST OF ABBREVIATIONS...........................................85

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

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ii

LETTER TO SHAREHOLDERS                                        Money Market Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  It's a pleasure to provide you with the semi-annual report for the period ended September 30, 1999. The report includes information about your investment over the six-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  Several noteworthy events happened during the period, including the Dow Jones Industrial Average surpassing 10,000 points for the first time in its 104-year history in March, and the Federal Reserve Board (the "Fed") raising short-term interest rates twice between April 1, 1999, and September 30, 1999.
  Despite the two interest rate increases during the period, the nation's economy remained strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. By the end of the period, however, stocks suffered a setback, hurt by worries over the Fed tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September 1999. By late September, both the DJIA and the S&P 500 Index were off about 10% from their summer peaks. Investors can expect some potential volatility toward the end of the year due to Y2K concerns.
  The interest rate increases were good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increases. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.

Money Market Funds                                        LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

  In addition, the short-term Treasury market experienced higher yields late in the six-month period. However, during the last half of September there was a rally in the six-month bills as the three-month bills were experiencing maturities in late December. Consequently, investors stayed away from the late December maturities due to Y2K concerns and reinvestment risk in late December. Third quarter short-term agency yields rose more than short-term Treasury yields, widening the spread between agencies' discount notes and T-Bills. Agency spreads widened out considerably in the front-end, primarily due to Y2K concerns. The spread in the three-month sector stood at 68 basis points, while the one-year spread was 60 basis points.
  As you read through this report and review the performance of the Funds within your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Thank you again for your continued investment with the Stagecoach Funds. At the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. The next annual or semi-annual report you receive will reflect the Wells Fargo Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Executive Vice President
Mutual Fund Group
Wells Fargo Bank, N.A.

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President
Stagecoach Funds, Inc.

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND - CLASS A
MONEY MARKET FUND - CLASS A
PRIME MONEY MARKET FUND - CLASS A
TREASURY PLUS MONEY MARKET FUND - CLASS A

  FOUR STAGECOACH MONEY MARKET FUNDS (EACH, A "FUND," COLLECTIVELY, THE "FUNDS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach Government Money Market Fund seeks to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity.
  The Stagecoach Money Market Fund seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.
  The Stagecoach Prime Money Market Fund seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.
  The Stagecoach Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal.
  The Funds are managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has more than a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. in Finance from California State University, Los Angeles.

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

PERFORMANCE SUMMARY
  For the six-month period ended September 30, 1999, the Stagecoach Money Market Funds' cumulative total returns(1) were as follows:

--------------------------------------------------
GOVERNMENT MONEY MARKET FUND                        2.17%
MONEY MARKET FUND                                   2.23%
PRIME MONEY MARKET FUND                             2.22%
TREASURY PLUS MONEY MARKET FUND                     2.13%

  The seven-day current yields for the Stagecoach Money Market Funds as of September 30, 1999, were the following:

--------------------------------------------------
GOVERNMENT MONEY MARKET FUND                        4.53%
MONEY MARKET FUND                                   4.71%
PRIME MONEY MARKET FUND                             4.72%
TREASURY PLUS MONEY MARKET FUND                     4.33%

  Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  The Federal Reserve Board (the "Fed") raised the Federal Funds Rate on
August 24 from 5.00% to 5.25%, as anticipated. This move by the Fed, along with the June 30 Federal Funds Rate increase from 4.75% to 5.00%, caused the money market yield curve to become steeper. The Fed described these rate increases as a partial effort to undo the three rate decreases it made last fall to address the economic turmoil overseas. Another factor causing money market yields to increase is that borrowers are avoiding purchasing securities that mature in late December due to potential Y2K problems, thus increasing the demand for securities of other maturities. The Funds performed favorably compared to their benchmarks because they maintained a weighted average maturity which was longer than average.

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  The Fed was expected to increase short-term interest rates once again in November in its continued fight against inflation and to restrain long-term interest rates. Inflation is expected to average little more than 2% this year and 2.5% next year. Going forward, the Funds will continue to take advantage of the relatively steep yield curve by maintaining a weighted average maturity longer than average, while maintaining high credit quality. To maintain adequate liquidity, the Funds will continue to maintain a core position of overnight repurchase agreements. We believe it's prudent to continue to focus more on credit quality, stability, capital preservation and liquidity, rather than yield.

(1) Figures quoted represent past performance, which is no guarantee of future results. The Funds are neither insured nor guaranteed by the U.S. Government.

    The Funds' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Funds' returns would have been lower. There is no guarantee such reductions will continue.

    An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A
NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A
  TWO STAGECOACH TAX-FREE MONEY MARKET FUNDS (EACH, A "FUND," COLLECTIVELY, THE "FUNDS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach California Tax-Free Money Market Fund seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily California municipal obligations.
  The Stagecoach National Tax-Free Money Market Fund seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.
  The Funds are managed by Kevin Shaughnessy of Wells Capital Management Incorporated. Mr. Shaughnessy joined Wells Fargo Bank in 1996 from Lehman Brothers. He holds a B.S. degree in Business Administration and an M.B.A. in Finance from California State University, Hayward. Mr. Shaughnessy has more than 10 years of experience in the investment industry and is a Chartered Financial Analyst candidate.

PERFORMANCE SUMMARY
  The cumulative total returns(1) for the six-month period ended September 30, 1999, for the Stagecoach Tax-Free Money Market Funds were as follows:

--------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND               1.20%
NATIONAL TAX-FREE MONEY MARKET FUND                 1.28%

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

  The seven-day current yields for the Stagecoach Tax-Free Money Market Funds as of September 30, 1999, were as follows:

--------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND               2.72%
NATIONAL TAX-FREE MONEY MARKET FUND                 3.01%

  These tax-free yields are generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal and California income tax bracket of 45.22% would need to earn 4.97% from a taxable investment to match a 2.72% tax-free yield. In order to match a 3.01% tax-free yield, an investor in the maximum 39.60% federal income tax bracket would need to earn 4.98% on a taxable investment. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  The yields on short-term tax exempt money market instruments increased significantly in April and September. In both of these months, money market funds tend to lose assets due to tax payments, and the decrease in demand drives up the yields. In response to the volatility experienced during the period, the Funds increased their allocation to floating rate instruments. When rates reached their high point in September, the Funds purchased fixed-rate notes at attractive prices to replace their positions in maturing notes.
  In California, the economy remained strong. As a result, some municipalities reduced the size of their annual note financings during the period. This created a slight shortage of California paper for money market funds in which to invest and kept yields on California paper low relative to national paper.

STRATEGIC OUTLOOK
  Looking forward, the Funds will continue to emphasize purchasing floating rate notes since the fourth quarter of the year is typically characterized by a strong need for liquidity from tax-exempt money market funds. In the current economic environment, we expect short-

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

term municipal rates to continue to push upward. We intend to maintain our emphasis on preservation of principal, high liquidity, credit quality and the highest possible tax-exempt returns for our clients.

(1) Figures quoted represent past performance, which is no guarantee of future results. The Funds are neither insured nor guaranteed by the U.S. Government.

    The Funds' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Funds' returns would have been lower. There is no guarantee such reductions will continue.

    An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES - 95.24%

$6,900,000  ABAG Finance Authority for Nonprofit Corporation
              California Lucile Salter Packard Project AMBAC
              Insured                                                   3.40%      08/01/23    $    6,900,000
 3,000,000  ABAG Financing Authority COP Series C                       3.85       10/01/27         3,000,000
 8,176,000  ABN Amro Munitops COP - 1998-25                             3.20       07/05/06         8,176,000
17,995,000  ABN Amro Munitops COP 1998-20                               3.50       07/05/06        17,995,000
 1,700,000  Alhambra CA IDA Sunclipse LOC - Bank of America             3.10       05/01/07         1,700,000
 3,105,000  Anaheim CA COP Police Facilities                            3.20       08/01/08         3,105,000
11,850,000  Anaheim CA CP                                               2.90       10/13/99        11,850,000
 5,000,000  Anaheim CA CP                                               3.00       11/10/99         5,000,000
 1,700,000  Anaheim CA HFA AMT                                          3.30       07/15/20         1,700,000
25,000,000  Anaheim CA Housing Revenue LOC - Citibank AMT               3.35       12/15/23        25,000,000
 6,800,000  Anaheim CA Public Improvement COP LOC - Industrial Bank
              of Japan Limited                                          3.20       08/01/19         6,800,000
 3,000,000  Barstow CA MFHR Desert Vista Apartments LOC - Federal
              Home Loan Bank of San Francisco                           3.40       12/01/20         3,000,000
 4,200,000  CAC PCR CP                                                  3.25       01/26/00         4,200,000
 2,750,000  CA EDFA COP                                                 3.52       06/01/27         2,750,000
 5,495,000  CA EDFA COP Series 147                                      3.52       10/01/27         5,495,000
30,000,000  California Community College Financing Authority
              Series A                                                  4.00       06/30/00        30,197,458
 3,000,000  California DW&P                                             3.52       12/01/24         3,000,000
11,785,000  California DW&P Series 119                                  3.56       12/01/22        11,785,000
 4,390,000  California Educational Facilities Authority Revenue         3.75       10/01/15         4,390,000
 3,600,000  California Health Facility                                  3.70       09/01/28         3,600,000
 6,355,000  California HFA                                              3.10       08/01/16         6,355,000
 2,510,000  California HFA Revenue AMT Series B                         3.00       02/01/00         2,510,000
 3,580,000  California HFA Series J-1                                   3.62       02/01/29         3,580,000
 4,230,000  California HFFA                                             3.25       07/15/13         4,230,000
15,600,000  California HFFA                                             3.40       07/01/22        15,600,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$7,700,000  California HFFA FSA Insured                                 3.50%      07/01/22    $    7,700,000
 6,100,000  California HFFA Catholic Healthcare Series B                3.40       07/01/12         6,100,000
   700,000  California HFFA Revenue Catholic Healthcare Series A
              MBIA Insured                                              3.40       07/01/21           700,000
 1,000,000  California HFFA Series B FNMA Collateralized                3.25       07/15/13         1,000,000
 1,550,000  California HFFA Series C FNMA Collateralized                3.25       07/15/13         1,550,000
 4,000,000  California Housing Financing Agency Revenue Series D        3.02       04/30/00         4,000,000
55,000,000  California Housing Financing Agency Revenue Series E        3.40       08/01/00        55,000,000
10,000,000  California Housing Financing Agency Revenue Series J        3.20       08/01/20        10,000,000
24,160,000  California PCR                                              3.45       06/01/14        24,160,000
 4,785,000  California PCR                                              3.45       02/01/18         4,785,000
 5,000,000  California PCR                                              3.55       12/01/18         5,000,000
 3,800,000  California PCR AMT                                          3.35       12/01/16         3,800,000
 1,900,000  California PCR AMT Pacific Gas & Electric Series D          3.40       01/01/10         1,900,000
 4,300,000  California PCR Daily Refunded                               3.70       11/01/26         4,300,000
 5,000,000  California PCR Financing Authority                          3.30       09/01/17         5,000,000
   400,000  California Pollution Control                                3.45       10/01/09           400,000
   800,000  California Pollution Control Finance Authority Revenue      3.70       12/01/18           800,000
 2,100,000  California Pollution Control Finance Authority Revenue      3.75       02/01/16         2,100,000
 7,000,000  California Revenue Wateruse Finance Authority               3.60       05/01/28         7,000,000
23,000,000  California School Cash Reserve Program Series A             4.00       07/03/00        23,151,349
 3,100,000  California School Facilities COP Series A                   3.45       07/01/22         3,100,000
 2,695,000  California School Facilities Financing Corporation
              Series B Bayerische                                       3.45       07/01/24         2,695,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$15,565,000 California State                                            3.52%      02/01/15    $   15,565,000
24,995,000  California State COP Series 55 FGIC Insured                 3.52       02/01/13        24,995,000
    45,000  California State Custodial Receipt CR-152                   3.62       11/01/24            45,000
 4,955,000  California State Custodial Receipt CR-152D                  3.62       11/01/24         4,955,000
   265,000  California State Custodial Receipt CR-153                   3.62       11/01/24           265,000
11,675,000  California State Custodial Receipt CR-153D                  3.62       11/01/24        11,675,000
 1,300,000  California State Development Authority Revenue
              Series A                                                  3.50       10/01/26         1,300,000
 4,950,000  California State Eagle Trust Private Placement              3.62       09/01/03         4,950,000
 5,700,000  California State Health Facility Finance Authority
              Revenue Series D                                          3.40       07/01/18         5,700,000
 2,000,000  California State HFA Home Mortgage Revenue MBIA Insured     3.75       08/01/10         2,000,000
 2,600,000  California State HFFA Adventist Health System LOC
              Toronto Dominion Bank                                     3.40       08/01/21         2,600,000
 7,100,000  California State HFFA Childrens Hospital MBIA Insured       3.40       11/01/21         7,100,000
 4,800,000  California State HFFA Memorial Health Services              3.45       10/01/24         4,800,000
 5,800,000  California State HFFA Revenue Catholic Healthcare West
              Series B MBIA Insured                                     3.40       07/01/16         5,800,000
 3,800,000  California State HFFA Revenue Scripps Hospital              3.10       10/01/21         3,800,000
 8,270,000  California State HFFA Revenue Scripps Memorial Hospital
              Series B                                                  3.10       12/01/15         8,270,000
 1,100,000  California State HFFA Santa Barbara Cottage LOC Credit
              Suisse                                                    3.40       09/01/15         1,100,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$1,300,000  California State HFFA St. Joseph's Health Center
              Series A                                                  3.45%      07/01/13    $    1,300,000
 1,025,000  California State HFFA St. Joseph's Health Systems           3.50       07/01/13         1,025,000
 2,100,000  California State HFFA St. Joseph's Health Systems
              Series B                                                  3.50       07/01/09         2,100,000
 2,000,000  California State PCFA Pacific Gas & Electric Series A
              AMT                                                       3.30       12/01/16         2,000,000
17,500,000  California State PCFA Sanger Project Series 90-A LOC -
              Credit Suisse                                             3.30       09/01/20        17,500,000
 2,000,000  California State PCFA Solid Waste Disposal Revenue
              Shell Oil Company Martinez Project AMT AMBAC Insured      3.75       12/01/24         2,000,000
 2,200,000  California State PCFA Southern California Edison
              Series D                                                  4.05       02/28/08         2,200,000
11,225,000  California State PCR Pacific Gas & Electric                 3.70       11/01/26        11,225,000
 4,500,000  California State Public Works                               3.62       09/01/17         4,500,000
 3,815,000  California State Public Works Board Lease Regents of
              the University of California Series A                     7.00       09/01/15         4,008,660
 3,000,000  California State Public Works Board Lease Revenue
              Department of Corrections                                 7.00       09/01/09         3,152,289
27,000,000  California State Revenue Anticipation Notes Series A        4.00       06/30/00        27,137,700
 5,000,000  California State Rural Water Financing Authority Public
              Projects Construction                                     4.25       03/01/00         5,023,167
 3,300,000  California Statewide Authority Revenue COP John Muir
              AMBAC Insured                                             3.45       08/15/27         3,300,000
 2,700,000  California Statewide CDA Barton Hospital LOC - Banque
              Nationale de Paris                                        3.65       12/01/09         2,700,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$1,000,000  California Statewide CDA St. Joseph Health System           3.35%      07/01/08    $    1,000,000
 1,700,000  California Statewide CDA St. Joseph Health System Group     3.50       07/01/24         1,700,000
56,000,000  California Statewide Community Development Tax Revenue
              Anticipation Notes Series A-1                             4.00       06/30/00        56,290,378
28,000,000  California Statewide Community Development Tax Revenue
              Anticipation Notes Series C-2                             4.00       09/29/00        28,150,803
21,530,000  California Statewide Community IDA                          3.65       10/01/33        21,530,000
 2,500,000  California Statewide Community IDA Del Mesa Farms
              Project Series A                                          3.35       05/01/19         2,500,000
20,395,000  California Statewide Community MFHR                         3.82       05/01/36        20,395,000
24,100,000  California TRAN Financing Authority                         3.60       10/01/27        24,100,000
 5,000,000  Camarillo CA MFHR Heritage Park                             3.30       07/15/19         5,000,000
16,420,000  Camarillo CA Revenue AMT                                    3.40       10/15/26        16,420,000
    45,000  Central Valley School Financing Authority Tax Revenue       3.50       01/27/00            45,094
 8,000,000  Chula Vista CA CP                                           3.40       01/18/00         8,000,000
10,700,000  Chula Vista CA IDR San Diego Gas & Electric                 3.40       12/01/27        10,700,000
 3,300,000  Chula Vista CA MFHR Series A                                3.40       03/01/05         3,300,000
 5,100,000  Colton CA RDFA Las Palomas Associates Project LOC -
              Bank of America                                           3.25       11/01/15         5,100,000
   500,000  Colton CA RDFA MFHR LOC - Federal Home Loan Bank of San
              Francisco                                                 3.25       05/01/10           500,000
 1,100,000  Concord CA MFHR Bel Air Apartments LOC - Bank of
              America AMT                                               3.35       12/01/16         1,100,000
   745,000  Contra Costa County CA MFHR El Cerrito Royale LOC -
              Bank of America                                           3.35       12/01/17           745,000
 3,000,000  Contra Costa County CA MFHR Lakeshore Series C              3.25       11/15/12         3,000,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$1,400,000  Contra Costa County CA School Finance Authority Revenue
              Series C                                                  3.55%      07/01/25    $    1,400,000
 2,000,000  Duarte CA RDFA COP Johnson Duarte Partners Project
              Series B LOC - Bank of America                            3.25       12/01/14         2,000,000
 2,200,000  Dublin CA MFHR Park Sierra Series A                         3.35       06/01/28         2,200,000
26,100,000  Eagle Trust Series 94 MBIA Insured                          3.62       09/01/03        26,100,000
 1,300,000  East Side Santa Clara County Unified High School
              District Tax Revenue Anticipation Notes                   4.25       10/01/99         1,300,000
 4,400,000  Escondido CA CDA LOC - Bank of America AMT                  3.35       10/12/16         4,400,000
   150,000  Fairfield CA IDA Herman G Rowland Project LOC - Bank of
              America                                                   2.92       04/01/05           150,000
 1,100,000  Fowler CA IDA Bee Sweet Citrus Incorporated LOC - Bank
              of America AMT                                            3.40       12/01/05         1,100,000
 2,000,000  Fremont CA COP Family Resource Center Financing Project     3.55       08/01/28         2,000,000
 6,800,000  Fullerton CA IDA Sunclipse Incorporated LOC - Bank of
              America                                                   3.10       07/01/15         6,800,000
 1,000,000  Golden Empire Schools Financing Authority Kern High
              School District Series A                                  3.65       12/01/24         1,000,000
 7,050,000  Hayward CA Housing Authority                                3.30       06/15/25         7,050,000
 9,000,000  Hayward CA MFHR FGIC Insured                                3.40       08/01/14         9,000,000
 3,605,000  Huntington Beach CA MFHR Seabridge Villas LOC - Bank of
              America                                                   4.00       02/01/10         3,605,000
 8,300,000  Irvine CA IDA Improvement Bond LOC - National
              Westminster Bank Plc                                      3.50       09/02/15         8,300,000
 1,500,000  Irvine CA IDA Irvine East Investment Company LOC - Bank
              of America                                                3.35       12/01/05         1,500,000
 4,100,000  Irvine CA Improvement Building Assessment District          3.50       09/02/22         4,100,000
 4,935,000  Irvine California Improvement Bond                          3.50       09/02/22         4,935,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$8,200,000  Irvine CA Public Facilities & Infrastructure Authority
              Lease Revenue Capital Improvement Project                 3.30%      11/01/10    $    8,200,000
   800,000  Irvine Ranch CA Water District LOC - Bank of America        3.50       04/01/33           800,000
 2,000,000  Irvine Ranch CA Water District LOC - Dai-Ichi Kangyo
              Bank Ltd                                                  3.50       09/02/20         2,000,000
 2,800,000  Irvine Ranch CA Water District LOC - Sumitomo Bank Ltd      3.50       10/01/10         2,800,000
 1,080,000  Kern County CA COP Public Facilities Project Series B       3.40       08/01/06         1,080,000
 1,600,000  Kern County CA COP Public Facilities Project Series D       3.40       08/01/06         1,600,000
41,735,000  Kern County CA Tax Revenue Anticipation Notes               4.00       06/30/00        41,881,229
   100,000  Lancaster CA HFA MFHR Westwood Park Apartments LOC -
              Bank of America                                           3.25       12/01/07           100,000
 5,040,000  Livermore CA MFHR                                           3.25       07/15/18         5,040,000
12,000,000  Los Angeles CA Convention & Exhibition Center Authority
              Lease Revenue                                             3.70       08/15/18        12,000,000
22,875,000  Los Angeles CA CP                                           3.25       02/09/00        22,875,000
49,200,000  Los Angeles CA DW&P CP                                      3.25       03/06/00        49,200,000
35,500,000  Los Angeles CA DW&P Series 144                              3.52       06/15/29        35,500,000
 8,000,000  Los Angeles CA MFHR Fountain Park Project                   3.35       04/15/33         8,000,000
 1,800,000  Los Angeles CA MFHR Masselin Manor LOC - Bank of
              America                                                   3.45       07/01/15         1,800,000
17,800,000  Los Angeles CA Pension Obligation Series C AMBAC
              Insured                                                   3.20       06/30/07        17,800,000
35,000,000  Los Angeles CA Tax Revenue Anticipation Notes               4.00       06/30/00        35,164,137
31,000,000  Los Angeles CA USD Series A26 Regulation D                  3.35       10/01/99        31,000,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$36,000,000 Los Angeles CA USD Series E-19                              3.70%      09/29/00    $   36,000,000
14,800,000  Los Angeles County CA HFA MFHR Park Sierra LOC -
              Citibank AMT                                              3.40       12/01/08        14,800,000
 6,900,000  Los Angeles County CA HFA MFHR Sand Canyon Ranch
              Project LOC - Citibank                                    3.30       11/01/06         6,900,000
15,205,000  Los Angeles County CA Metropolitan Transportation
              Authority Sales Tax Revenue Series A                      3.40       07/01/20        15,205,000
18,700,000  Los Angeles County CA Pension Obligation Series A AMBAC
              Insured                                                   3.20       06/30/07        18,700,000
10,000,000  Los Angeles County CA School Financing Authority COP
              Series A                                                  4.00       06/30/00        10,062,902
67,200,000  Los Angeles County CA Tax Revenue Anticipation Notes        4.00       06/30/00        67,522,260
   500,000  Los Angeles County CA Transportation Commission Sales
              Tax Revenue FGIC Insured                                  3.20       07/01/12           500,000
14,000,000  Los Angeles County CP                                       3.30       02/08/00        14,000,000
 4,800,000  Los Angeles USD                                             3.50       07/01/19         4,800,000
 7,700,000  Metropolitan Water CP                                       3.35       03/06/00         7,700,000
 4,750,000  Metropolitan Water District                                 3.52       07/01/27         4,750,000
 9,995,000  Metropolitan Water District COP Series 154                  3.49       07/01/27         9,995,000
 2,000,000  Metropolitan Water District CP                              3.05       10/27/99         2,000,000
 8,000,000  Metropolitan Water District CP                              3.35       03/06/00         8,000,000
 9,700,000  Metropolitan Water District Southern California
              Series A                                                  3.40       07/01/28         9,700,000
 7,200,000  Metropolitan Water District Southern California
              Series SG-128                                             3.52       07/01/30         7,200,000
 5,200,000  Modesto CA MFHR Westdale Commons Apartments LOC -
              Federal Home Loan Bank of San Francisco                   3.50       12/01/15         5,200,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$7,450,000  Modesto-San Juan-Redding Public Power Agency
              Series A22-Regulation D                                   3.70%      07/01/17    $    7,450,000
 2,900,000  Montebello CA LOC - Bank of America                         3.10       04/01/15         2,900,000
 2,900,000  Monterey County CA Financing Authority Revenue              3.45       09/01/36         2,900,000
 4,900,000  Newport Beach CA Memorial Hospital Series C                 3.85       10/01/26         4,900,000
32,505,000  Northern California Public Power Revenue Series SSP 35A     3.56       07/01/28        32,505,000
10,200,000  Oak CA Joint Powers Financing Authority Lease Revenue
              Series A-1                                                3.30       08/01/21        10,200,000
 8,800,000  Ontario CA MFHR Park Centre Apartments LOC - Bank of
              New York                                                  3.25       08/01/07         8,800,000
 4,880,000  Orange County CA Aliso Creek Project Series B               3.40       11/01/05         4,880,000
   900,000  Orange County CA Apartment Development Revenue
              Series U                                                  3.45       11/01/09           900,000
10,000,000  Orange County CA Apartment Development Series 2 FNMA
              Collateralized                                            3.30       11/15/28        10,000,000
11,500,000  Orange County CA HFA Bear Brand Apartments Project
              Series Z LOC - Fuji Bank Limited                          3.25       11/01/07        11,500,000
 7,249,000  Orange County CA HFA Harbor Pointe Apartment Issue D
              LOC - Citibank                                            3.30       12/01/06         7,249,000
 3,200,000  Orange County CA HFA Monarch Bay Apartments LOC -
              Mitsubishi Bank Limited                                   3.25       10/01/07         3,200,000
 2,700,000  Orange County CA HFA Niguel Summit Apartment LOC - Bank
              of America                                                3.45       11/01/09         2,700,000
11,000,000  Orange County CA HFA Seaside Meadow Apartments
              Series C LOC - Bank of America                            3.25       08/01/08        11,000,000
22,800,000  Orange County CA HFA The Lakes Apartments LOC -
              Citibank                                                  3.30       12/01/06        22,800,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$9,900,000  Orange County CA Hidden Hills Series C                      3.45%      11/01/09    $    9,900,000
 6,700,000  Orange County CA Housing Authority Oasis Martinique
              Series I                                                  3.45       06/15/28         6,700,000
 1,000,000  Orange County CA Sanitation District FGIC Insured           3.60       08/01/17         1,000,000
14,302,000  Orange County CA Sanitation District LOC - National
              Westminster Bank Plc                                      3.50       08/01/15        14,302,000
 2,800,000  Orange County CA Sanitation District Multiple Credit
              Enhancements                                              3.50       08/01/16         2,800,000
 3,400,000  Port Oak CA Revenue Series A-1 Regulation D                 3.80       11/01/22         3,400,000
10,500,000  Rancho CA Water Distribution Financing Authority
              Revenue Series A FGIC Insured                             3.40       08/15/29        10,500,000
25,000,000  Regents of University California CP                         3.25       02/08/00        25,000,000
 2,245,000  Riverside County CA Asset Leasing Corporation COP
              Series 148                                                3.52       06/01/16         2,245,000
13,148,000  Riverside County CA COP Series B                            3.25       12/01/15        13,148,000
 1,800,000  Riverside County CA COP Series C                            3.20       12/01/15         1,800,000
10,800,000  Riverside County CA COP Series D                            3.25       12/01/15        10,800,000
 4,740,000  Riverside County CA MFHR Woodcreek Series D                 3.25       07/15/18         4,740,000
 3,800,000  Sacramento County CA Administration Center & Courthouse
              Project LOC - Union Bank of Switzerland                   3.55       06/01/20         3,800,000
 6,300,000  Sacramento County CA MFHR Hidden Oaks Apartments            3.40       05/15/19         6,300,000
12,000,000  Sacramento County CA MFHR Series C                          3.40       04/15/07        12,000,000
 5,000,000  Sacramento County CA MFHR Stonecreek Apartments             3.30       11/15/27         5,000,000
50,000,000  Sacramento County CA Series A21 Regulation D                3.70       09/29/00        50,000,000
 5,500,000  San Bernardino County CA COP Medical Center Financing
              Project                                                   3.10       08/01/26         5,500,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$5,000,000  San Bernardino CA Alta Loma Apartments LOC - Federal
              Home Loan Bank of Atlanta                                 3.40%      02/01/23    $    5,000,000
 1,600,000  San Bernardino County CA COP Housing Authority Revenue      3.25       07/01/15         1,600,000
 2,185,000  San Bernardino County CA MFHR LOC - Federal Home Loan
              Bank of San Francisco                                     3.50       05/01/17         2,185,000
 4,925,000  San Bernardino County CA MFHR Series A LOC - Federal
              Home Loan Bank of San Francisco                           3.50       05/01/17         4,925,000
 6,115,000  San Bernardino County CA MFHR Green Valley Apartments       3.30       05/15/29         6,115,000
13,000,000  San Diego CA COP Tax Revenue Anticipation Notes
              Series B                                                  4.00       07/28/00        13,056,753
 8,965,000  San Diego CA CP                                             3.25       03/07/00         8,965,000
21,915,000  San Diego CA MFHR Nobel Courts                              3.40       12/01/22        21,915,000
 3,500,000  San Diego CA Multi Family Apartments LOC - Bank of
              America                                                   3.50       10/01/15         3,500,000
 5,475,000  San Francisco CA City & County Finance Authority
              Revenue                                                   3.65       09/01/06         5,475,000
11,410,000  San Francisco CA City & County International Airport
              Revenue                                                   3.63       01/01/27        11,410,000
 5,750,000  San Francisco CA MFHR Filmore Center Apartments LOC -
              Bank of Nova Scotia                                       3.20       12/01/17         5,750,000
 2,200,000  San Francisco CA MFHR Filmore Center Apartments LOC -
              Citibank                                                  3.10       12/01/17         2,200,000
 3,000,000  San Francisco CA MFHR Filmore Center Apartments LOC -
              Citibank                                                  3.20       12/01/17         3,000,000
13,300,000  San Francisco CA MFHR Winterland Project LOC - Citibank     3.30       06/01/06        13,300,000
10,500,000  San Francisco County CA International Airport COP
              Series 31 FGIC Insured                                    3.52       05/01/29        10,500,000
 3,055,000  San Jacinto CA USD Series A                                 3.50       09/01/14         3,055,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$3,000,000  San Joaquin County CA Tax Revenue Anticipation Notes        3.50%      12/31/99    $    3,005,198
 1,300,000  San Jose CA MFHR Kimberly Woods Apartments LOC - Bank
              of America                                                3.25       11/01/08         1,300,000
 1,500,000  San Jose CA Multifamily Housing Revenue AMT                 3.45       03/01/32         1,500,000
 6,000,000  San Jose CA Redevelopment Agency Project A                  3.65       07/01/26         6,000,000
 6,800,000  San Jose CA Redevelopment Agency Project B                  3.25       07/01/26         6,800,000
 7,300,000  San Jose/Santa Clara Clean Water Financing Authority        3.20       11/15/11         7,300,000
 2,000,000  San Juan Project Revenue Series B                           3.30       07/01/18         2,000,000
 2,200,000  San Leandro CA MFHR Haas Avenue Apartments LOC - Bank
              of America                                                3.25       10/01/07         2,200,000
14,645,000  San Mateo County CA JT Powers Authority Lease Revenue
              Series 123 FSA Insured                                    3.49       07/15/29        14,645,000
14,300,000  Santa Clara CA Electric Revenue Series 85B LOC -
              National Westminster Bank Plc                             3.30       07/01/10        14,300,000
 3,495,000  Santa Clara CA Redevelopment Agency Tax Allocation
              Series 164                                                3.52       06/01/23         3,495,000
 1,000,000  Santa Clara CA Transit System LOC - Sumitomo Bank
              Limited                                                   3.60       06/01/15         1,000,000
 1,500,000  Santa Clara CA USD Tax Revenue Anticipation Notes           4.25       10/01/99         1,500,000
 6,100,000  Santa Clara County CA Finance Authority Lease Revenue
              Project B                                                 3.35       11/15/25         6,100,000
 7,300,000  Santa Clara County CA Hospital District Facility
              Revenue Series A                                          3.20       08/01/15         7,300,000
 1,000,000  Santa Clara County CA MFHR Foxchase Apartments
              Series E FGIC Insured                                     3.40       11/01/07         1,000,000
 2,300,000  Santa Clara County CA Tax Revenue Anticipation Notes        4.50       10/01/99         2,300,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$12,000,000 Simi Valley CA MFHR Community Development Agency
              Revenue                                                   3.45%      05/01/10    $   12,000,000
 4,475,000  Simi Valley CA MFHR Creekside Village Apartments LOC -
              Bank of America                                           3.30       07/01/23         4,475,000
 3,000,000  Simi Valley CA MFHR Lincoln Wood Ranch LOC - Sumitomo
              Bank                                                      3.55       06/01/10         3,000,000
 1,655,000  Simi Valley CA Public Finance Lease Revenue                 3.65       09/01/15         1,655,000
 6,000,000  Southeast Resource Recovery Facility Lease Revenue
              Series B AMT                                              3.35       12/01/18         6,000,000
16,100,000  Southern California Public Power Authority Revenue Palo
              Verde Project AMBAC Insured                               3.20       07/01/17        16,100,000
11,370,000  Southern California State Public Power Authority Palo
              Verde Project Series B AMBAC Insured                      3.20       07/01/09        11,370,000
 8,575,000  Southern California Waterworks Revenue Series A AMBAC
              Insured                                                   3.40       06/01/23         8,575,000
22,005,000  State of California CP                                      2.75       10/05/99        22,005,000
12,900,000  State of California CP                                      2.85       10/07/99        12,900,000
 6,000,000  State of California CP                                      3.20       10/05/99         6,000,000
15,000,000  State of California CP                                      3.20       11/08/99        15,000,000
16,910,000  State of California CP                                      3.25       11/09/99        16,910,000
16,000,000  State of California CP                                      3.30       11/08/99        16,000,000
 6,300,000  Tracy CA MFHR Sycamore Village Apartments LOC - Bank of
              America                                                   3.35       05/01/15         6,300,000
   900,000  Turlock CA COP Irrigation Project Series A                  3.30       01/01/26           900,000
 4,515,000  Turlock CA Irrigation District Revenue Series A LOC -
              Canadian Imperial Bank of Commerce                        3.30       01/01/14         4,515,000
 1,911,000  Tustin CA Improvement Bond                                  3.50       09/02/13         1,911,000
 2,585,000  University of California COP Series 159                     3.00       09/01/28         2,585,000
 2,000,000  University of California CP                                 2.80       10/05/99         2,000,000
10,000,000  University of California CP                                 3.35       01/18/00        10,000,000
 4,800,000  Vallejo CA MFHR Highlands                                   3.50       06/01/07         4,800,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Fund             SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$5,000,000  Vallejo CA MFHR Revenue Series C                            3.40%      01/01/08    $    5,000,000
 8,300,000  Walnut Creek CA MFHR Creekside Drive Apartments LOC -
              Bank of America                                           3.35       04/01/07         8,300,000
 8,000,000  West Basin CA MUD COP Phase III                             3.15       08/01/29         8,000,000
18,300,000  West Basin CA Municipal Water District Revenue Project
              B                                                         3.15       08/01/27        18,300,000
11,900,000  West Covina CA RDA COP Barranca LOC - Citibank              3.25       09/01/05        11,900,000
 1,500,000  West Covina CA Redevelopment Agency Lease Revenue           3.25       08/01/18         1,500,000
                                                                                               --------------
            TOTAL CALIFORNIA MUNICIPAL SECURITIES                                              $2,151,160,377
            (Cost $2,151,160,377)

            PUERTO RICO MUNICIPAL SECURITIES - 5.30%

$18,800,000 Puerto Rico Commonwealth Government Development             3.10%      12/01/15    $   18,800,000
21,100,000  Puerto Rico Commonwealth Highway & Transportation
              Authority Series A AMBAC Insured                          3.45       07/01/28        21,100,000
20,055,000  Puerto Rico Commonwealth COP Series 87                      3.49       07/01/16        20,055,000
 3,805,000  Puerto Rico Commonwealth Highway & Transportation
              Authority Revenue                                         2.90       07/01/26         3,805,000
 6,090,000  Puerto Rico Commonwealth Highway & Transportation
              Authority Revenue                                         3.40       07/01/15         6,090,000
12,000,000  Puerto Rico Commonwealth Infrastructure Financing
              Authority Series 139                                      3.47       07/01/28        12,000,000
27,115,000  Puerto Rico Commonwealth Series 120 MBIA Insured            3.49       07/01/23        27,115,000
 4,850,000  Puerto Rico Electric Power Authority Revenue                3.50       07/01/12         4,850,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)             California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            PUERTO RICO MUNICIPAL SECURITIES (CONTINUED)
$4,200,000  Puerto Rico Electric Power Authority Revenue Series C       2.89%      07/01/13    $    4,200,000
 1,715,000  Puerto Rico Public Financing Corporation                    3.52       06/01/19         1,715,000
                                                                                               --------------
            TOTAL PUERTO RICO MUNICIPAL SECURITIES                                             $  119,730,000
            (Cost $119,730,000)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $2,270,890,377)* (Note 1)                         100.54%              $2,270,890,377
            Other Assets and Liabilities, Net                        (0.54)                 (12,117,589)
                                                                    ------               --------------
            TOTAL NET ASSETS                                        100.00%              $2,258,772,788
                                                                    ======               ==============
-------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                      PORTFOLIO OF INVESTMENTS -
Government Money Market Fund                      SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST       MATURITY
PRINCIPAL   SECURITY NAME                                              RATE           DATE          VALUE
            SHORT-TERM FEDERAL AGENCIES - 68.29%
            FEDERAL FARM CREDIT BANKS - 13.05%
$5,000,000  Federal Farm Credit Banks                                   5.15%         10/05/99   $ 4,997,139
 3,000,000  Federal Farm Credit Banks                                   5.20          10/01/99     3,000,000
                                                                                                 -----------
                                                                                                 $ 7,997,139

            FEDERAL HOME LOAN BANKS - 25.94%
$3,000,000  Federal Home Loan Banks                                     5.20%         10/06/99   $ 2,997,833
 2,000,000  Federal Home Loan Banks                                     5.20          10/08/99     1,997,978
 2,000,000  Federal Home Loan Banks                                     5.26#         01/07/00     1,971,362
 1,500,000  Federal Home Loan Banks                                     5.44          08/10/00     1,428,827
 2,000,000  Federal Home Loan Banks                                     5.14          03/29/00     2,000,691
 2,000,000  Federal Home Loan Banks                                     4.79          02/04/00     1,997,912
 1,500,000  Federal Home Loan Banks                                     4.95          02/17/00     1,499,726
 1,000,000  Federal Home Loan Banks                                     5.26          05/26/00       999,812
 1,000,000  Federal Home Loan Banks                                     5.15          05/19/00       999,559
                                                                                                 -----------
                                                                                                 $15,893,700

            FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.34%
$2,000,000  Federal Home Loan Mortgage Corporation                      5.24%#        01/19/00   $ 1,967,978
 2,000,000  Federal Home Loan Mortgage Corporation                      5.67          02/14/00     1,957,914
 1,000,000  Federal Home Loan Mortgage Corporation                      5.05#         12/10/99       990,180
 1,000,000  Federal Home Loan Mortgage Corporation                      5.40#         02/02/00       981,400
   700,000  Federal Home Loan Mortgage Corporation                      5.51#         08/01/00       667,322
   400,000  Federal Home Loan Mortgage Corporation                      5.55          08/04/00       381,009
                                                                                                 -----------
                                                                                                 $ 6,945,803

            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.26%
$2,000,000  Federal National Mortgage Association                       4.98%         04/20/00   $ 1,999,537

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)                      Government Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST       MATURITY
PRINCIPAL   SECURITY NAME                                              RATE           DATE          VALUE
            SHORT-TERM FEDERAL AGENCIES (CONTINUED)
            STUDENT LOAN MORTGAGE ASSOCIATION - 14.70%
$2,000,000  Student Loan Mortgage Association                           4.90%         02/10/00   $ 1,999,479
 7,000,000  Student Loan Mortgage Association                           5.27          11/04/99     6,999,865
                                                                                                 -----------
                                                                                                 $ 8,999,344
            TOTAL SHORT-TERM FEDERAL AGENCIES                                                    $41,835,523
            (Cost $41,835,524)

            REPURCHASE AGREEMENTS - 31.70%
$4,536,000  Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.28          10/01/99     4,536,000
11,949,000  JP Morgan Securities Incorporated Repurchase Agreement
              - 102% Collateralized by U.S. Government Securities       5.25          10/01/99    11,949,000
 2,931,000  Morgan Stanley & Company Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities
                                                                        5.20          10/01/99     2,931,000
                                                                                                 -----------
            TOTAL REPURCHASE AGREEMENTS                                                          $19,416,000
            (Cost $19,416,000)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $61,251,523)* (Notes 1 and 3)                      99.99%               $61,251,523
            Other Assets & Liabilities, Net                           0.01                      8,803
                                                                    ------                -----------
            TOTAL NET ASSETS                                        100.00%               $61,260,326
                                                                    ======                ===========
------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

Money Market Fund      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE           VALUE
            CERTIFICATES OF DEPOSIT - 20.12%
$75,000,000 Branch Bank                                                 5.01%      01/10/00    $    75,001,856
50,000,000  Branch Bank                                                 5.02       01/21/00         49,994,841
25,000,000  Canadian Imperial Bank of Commerce                          5.10       02/22/00         24,996,198
139,000,000 Canadian Imperial Bank of Commerce                          5.10       04/12/00        138,964,411
145,000,000 Chase Manhattan USA                                         5.61       01/18/00        145,000,000
173,800,000 Chase Manhattan USA                                         4.93       10/05/99        173,800,000
150,000,000 Chase USA                                                   5.38       10/01/99        150,000,000
75,000,000  Commerz Bank NY                                             5.22       05/12/00         74,980,063
25,000,000  Commerz Bank NY                                             5.09       02/16/00         24,996,812
85,000,000  Commerz Bank NY                                             5.15       04/20/00         84,977,350
 9,550,000  Commerz Bank NY                                             5.16       05/05/00          9,544,536
149,000,000 Dresdner Bank AG                                            5.31       12/09/99        149,000,000
49,000,000  Natexis Bank                                                5.28       12/07/99         49,001,777
80,000,000  National Westminster Plc NY                                 5.13       03/17/00         79,991,164
50,000,000  National Westminster Plc NY                                 5.14       04/14/00         49,987,094
50,000,000  Old Kent Bank                                               4.90       10/06/99         50,000,000
298,500,000 PNC Bank Corporation                                        5.56       10/01/99        298,500,000
50,000,000  RaboBank Nederland NY                                       5.03       01/18/00         50,001,458
99,500,000  RaboBank Nederland NY                                       5.13       03/24/00         99,477,029
378,500,000 Regions Bank                                                5.63       10/01/99        378,500,000
199,000,000 SouthTrust Bank                                             5.33       10/14/99        199,000,000
                                                                                               ---------------
            TOTAL CERTIFICATES OF DEPOSIT                                                      $ 2,355,714,589
            (Cost $2,355,714,589)

            COMMERCIAL PAPER - 58.98%
$105,000,000 Aegon Funding Corporation                                  5.79%      03/15/00    $   102,196,675
100,000,000 American Express Centurion Bank                             5.32       10/07/99        100,000,000
50,000,000  Apreco Incorporated                                         5.36       10/08/99         49,947,889
50,000,000  Apreco Incorporated                                         5.36       11/05/99         49,739,445
111,413,000 Atlantis One Funding                                        5.78#      02/10/00        109,051,787
146,059,000 Atlantis One Funding                                        5.77       02/16/00        142,828,419
23,373,000  Atlantis One Funding                                        5.77       02/15/00         22,859,775
74,000,000  BankAmerica Corporation                                     5.19#      11/03/99         73,647,945
150,000,000 BankAmerica FSB                                             5.17#      10/07/99        149,870,750
53,983,000  Barton Capital Corporation                                  5.18#      10/14/99         53,882,022

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)      Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE           VALUE
            COMMERCIAL PAPER (CONTINUED)
$96,293,000 Barton Capital Corporation                                  5.35%      10/04/99    $    96,250,069
50,202,000  Barton Capital Corporation                                  5.37       10/18/99         50,074,696
47,357,000  Barton Capital Corporation                                  5.36       10/05/99         47,328,796
80,000,000  Bavaria Universal Funding Corporation                       5.28       02/15/00         79,997,053
25,200,000  Bavaria Universal Funding Corporation                       5.19#      10/13/99         25,156,404
30,500,000  Bavaria Universal Funding Corporation                       5.19#      10/15/99         30,438,441
39,000,000  Bavaria Universal Funding Corporation                       5.35       10/01/99         39,000,000
65,000,000  BBL North America Funding                                   5.35       11/08/99         64,632,931
185,000,000 Bear Stearns Companies                                      5.29#      03/03/00        180,813,553
109,000,000 Beta Finance Incorporated                                   6.15       09/14/00        109,000,000
49,300,000  CC (USA) Incorporated                                       5.81       03/30/00         47,859,879
26,400,000  Certain Funding                                             5.18#      10/15/99         26,346,818
64,000,000  CitiCorp                                                    5.34       10/07/99         63,943,040
100,000,000 Corporate Asset Funding                                     5.33       10/08/99         99,896,361
100,000,000 Corporate Receivables Corporation++                         5.17#      10/13/99         99,827,667
80,000,000  Corporate Receivables Corporation++                         5.35       11/15/99         79,465,000
75,000,000  Corporate Receivables Corporation++                         5.34       10/04/99         74,966,625
30,000,000  Corporate Receivables Corporation++                         5.35       11/17/99         29,790,458
100,000,000 Credit Suisse First Boston                                  5.81       03/02/00         97,530,751
24,000,000  Credit Suisse First Boston                                  5.81       03/06/00         23,391,887
50,000,000  CXC Incorporated++                                          5.33       10/14/99         49,903,764
50,000,000  CXC Incorporated++                                          5.33       10/15/99         49,896,361
40,774,000  Delaware Funding Corporation                                5.35       11/10/99         40,531,621
50,000,000  Dorada Finance Incorporated                                 5.81       03/28/00         48,555,570
300,000,000 Dresdner U.S. Finance                                       5.30       10/06/99        299,779,167
33,072,000  Enterprise Funding Corporation                              5.81       03/15/00         32,185,983
75,000,000  Eureka Securitization                                       5.34       10/21/99         74,777,500
50,000,000  Eureka Securitization                                       5.34       10/08/99         49,948,083
35,000,000  Eureka Securitization                                       5.35       11/02/99         34,833,556
16,600,000  First USA Bank                                              5.99       09/21/00         16,595,359

Money Market Fund      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE           VALUE
            COMMERCIAL PAPER (CONTINUED)
$150,000,000 Ford Motor Credit                                          5.31%      10/07/99    $   149,867,250
92,387,000  GE Capital International Funding                            5.33       11/04/99         91,921,934
30,000,000  GE Capital Services Incorporated                            4.88#      11/30/99         29,756,000
50,000,000  GE Capital Services Incorporated                            4.87#      01/24/00         49,222,152
128,500,000 GE Capital Services Incorporated                            5.33       11/04/99        127,853,146
75,000,000  GE Financial Assurance                                      5.33       10/13/99         74,866,750
50,676,000  Giro Funding US Corporation                                 5.28#      11/03/99         50,430,728
139,000,000 Goldman Sachs Group                                         5.15#      10/19/99        138,642,075
60,000,000  Goldman Sachs Group                                         6.10       09/25/00         60,000,000
79,000,000  Goldman Sachs Group                                         5.63#      02/03/00         77,457,031
49,000,000  Grand Funding Corporation                                   5.44#      01/10/00         48,252,151
85,000,000  Grand Funding Corporation                                   5.45#      01/20/00         83,571,646
51,896,000  Greenwich Funding Corporation++                             4.85#      01/10/00         51,189,854
120,673,000 Greenwich Funding Corporation++                             5.35       10/06/99        120,583,333
100,000,000 JP Morgan & Company                                         5.07#      12/06/99         99,070,500
78,044,000  KBC Commercial Paper Trust                                  5.25       10/13/99         77,908,984
125,000,000 Moat Funding LLC                                            5.73#      05/09/00        120,603,021
35,000,000  Mont Blanc Capital                                          5.36       10/14/99         34,932,256
95,716,000  Monte Rosa Capital Corporation                              5.36       10/22/99         95,416,728
37,598,000  Monte Rosa Capital Corporation                              5.35       10/07/99         37,564,475
49,000,000  Monte Rosa Capital Corporation                              5.36       10/14/99         48,905,158
48,000,000  Monte Rosa Capital Corporation                              5.87       01/21/00         47,123,414
100,000,000 Morgan Stanley/Dean Witter                                  5.45#      01/19/00         98,334,722
100,000,000 Moriarity LTD                                               5.35       11/10/99         99,405,556
70,000,000  Moriarity LTD                                               5.35       10/20/99         69,802,347
200,000,000 Moriarity LTD                                               5.29#      11/02/99        199,059,555
50,000,000  National City Corporation                                   5.30       10/29/99         49,793,889
31,000,000  Old Line Funding Corporation                                5.81       01/27/00         30,409,640
16,000,000  Perry Funding Corporation                                   5.87       03/08/00         15,585,188
28,257,000  Pooled Accounts Receivable Capital                          5.40       11/08/99         28,095,935
40,000,000  Salomon Smith Barney Holdings                               5.42#      01/18/00         39,343,578
85,000,000  Salomon Smith Barney Holdings                               5.15#      10/05/99         84,951,361
75,000,000  Salomon Smith Barney Holdings                               5.73       02/16/00         73,352,625
50,000,000  Salomon Smith Barney Holdings                               5.78       03/09/00         48,715,557
70,000,000  Sheffield Receivables Corporation++                         5.36       10/04/99         69,968,733
54,200,000  Sheffield Receivables Corporation++                         5.36       10/07/99         54,151,581
35,000,000  Sheffield Receivables Corporation++                         5.36       10/14/99         34,932,256
100,000,000 Sigma Finance Corporation                                   5.20#      10/12/99         99,841,264

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)      Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE           VALUE
            COMMERCIAL PAPER (CONTINUED)
$71,750,000 Sigma Finance Corporation                                   5.40%      11/05/99    $    71,373,313
100,000,000 Special Purpose A/R Corporation                             5.54       03/09/00        100,000,000
77,744,000  Sydney Capital Corporation                                  5.37       10/13/99         77,604,838
67,460,000  Sydney Capital Corporation                                  5.37       10/21/99         67,258,744
38,985,000  Sydney Capital Corporation                                  5.35       10/14/99         38,909,683
70,986,000  Thames Asset Global Securitization Incorporated++           5.38       11/10/99         70,561,662
69,077,000  Thames Asset Global Securitization Incorporated++           5.18#      10/06/99         69,027,303
55,006,000  Thames Asset Global Securitization Incorporated++           5.18#      10/15/99         54,895,193
75,000,000  Trident Capital Finance                                     5.36       10/14/99         74,854,833
39,171,000  Triple A One Funding                                        5.34       10/06/99         39,141,948
29,044,000  Triple A One Funding                                        5.34       11/12/99         28,863,056
238,500,000 UBS Finance Incorporated                                    5.63       10/01/99        238,500,000
100,000,000 Variable Funding Corporation++                              5.23#      10/07/99         99,912,833
100,000,000 WCP Funding                                                 5.81       02/03/00         97,982,640
50,000,000  WCP Funding                                                 5.33       10/12/99         49,918,570
                                                                                               ---------------
            TOTAL COMMERCIAL PAPER                                                             $ 6,906,429,089
            (Cost $6,906,429,089)

            CORPORATE BONDS & NOTES - 9.33%
$65,000,000 Abbey National Treasury Services                            5.13%      05/04/00    $    64,974,071
90,000,000  Abbey National Treasury Services                            5.65       07/24/00         89,964,919
75,000,000  Beta Finance Incorporated                                   5.26       03/06/00         75,000,000
75,000,000  Credit Bank                                                 5.75       07/14/00         75,000,000
75,000,000  FCC National Bank                                           5.14       03/22/00         74,988,060
80,000,000  First Union Bank                                            5.80       07/03/00         80,000,000
 9,585,000  Ford Motor                                                  8.38       01/15/00          9,667,709
140,000,000 Goldman Sachs Group LP                                      6.00       08/07/00        140,000,000
60,000,000  IBM Credit Corporation                                      4.67       10/29/99         59,998,044
 2,000,000  John Deere Capital Corporation                              5.73       07/13/00          1,999,140
21,445,000  Salomon Incorporated                                        6.70       07/05/00         21,546,284
55,000,000  Sigma Finance Incorporated                                  5.19       02/25/00         55,000,000
75,000,000  Sigma Finance Incorporated                                  6.10       09/22/00         75,000,000
80,000,000  Sigma Finance Incorporated                                  5.23       03/29/00         80,000,000

Money Market Fund      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE           VALUE
            CORPORATE BONDS & NOTES (CONTINUED)
$100,000,000 Sigma Finance Incorporated                                 5.44%      05/24/00    $   100,000,000
20,000,000  Texaco Capital Corporation                                  5.11       05/03/00         19,992,046
70,000,000  US Bank                                                     5.92       09/20/00         69,946,210
                                                                                               ---------------
            TOTAL CORPORATE BONDS & NOTES                                                      $ 1,093,076,483
            (Cost $1,093,076,483)

            SHORT-TERM FEDERAL AGENCIES - 0.21%
$10,000,000 Federal Home Loan Bank                                      5.26%      05/26/00    $  9,998,124.00
 7,500,000  Federal Home Loan Bank                                      4.79       02/04/00          7,492,170
 4,300,000  Federal Home Loan Mortgage Corporation                      5.51#      08/01/00          4,099,267
 3,000,000  Federal National Mortgage Association                       4.98       04/20/00          2,999,305
                                                                                               ---------------
            TOTAL SHORT-TERM FEDERAL AGENCIES                                                  $    24,588,866
            (Cost $24,588,866)

            VARIABLE AND FLOATING RATE BONDS - 10.33%
$70,000,000 American Express Centurion Bank                             5.38%      12/14/99    $    70,000,000
75,000,000  American Express Centurion Bank                             5.45       04/24/00         75,000,000
100,000,000 BankAmerica Corporation                                     5.42       03/16/00         99,991,010
70,000,000  BankAmerica Corporation                                     5.41       04/05/00         69,985,905
50,000,000  Comerica Bank Detroit                                       5.43       09/25/00         49,966,149
25,000,000  Comerica Bank Detroit                                       5.33       02/08/00         24,996,050
150,000,000 Comerica Bank Detroit                                       5.37       01/10/00        149,987,740
100,000,000 Deutsche Bank AG                                            5.39       04/17/00         99,968,112
140,000,000 Goldman Sachs Group LP                                      5.47       09/15/00        139,986,612
80,000,000  KeyBank N.A.                                                5.38       10/13/99         79,998,924
150,000,000 KeyBank N.A.                                                5.38       10/14/99        149,999,478
125,000,000 KeyBank N.A.                                                5.33       10/04/99        124,999,599
75,000,000  Special Purpose A/R Corporation                             5.53       02/24/00         75,000,000
                                                                                               ---------------
            TOTAL VARIABLE AND FLOATING RATE BONDS                                             $ 1,209,879,579
            (Cost $1,209,879,579)

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)      Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE           VALUE
            REPURCHASE AGREEMENTS - 0.57%
$38,309,000 Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.28%      10/01/99    $    38,309,000
10,000,000  HSBC Securities Incorporated Repurchase Agreement -
              102% Collateralized by U.S. Government Securities         5.28       10/01/99         10,000,000
 3,647,000  JP Morgan Securities Incorporated Repurchase Agreement
              - 102% Collateralized by U.S. Government Securities       5.25       10/01/99          3,647,000
14,855,000  Morgan Stanley & Company Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.20       10/01/99         14,855,000
                                                                                               ---------------
            TOTAL REPURCHASE AGREEMENTS                                                        $    66,811,000
            (Cost $66,811,000)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $11,656,499,606)* (Note 1)                         99.54%              $11,656,499,606
            Other Assets and Liabilities, Net                         0.46                    53,965,211
                                                                    ------               ---------------
            TOTAL NET ASSETS                                        100.00%              $11,710,464,817
                                                                    ======               ===============
--------------------------------------------------------------------------------------------------------

 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Fund               SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            MUNICIPAL SECURITIES - 98.29%
            ALABAMA - 0.79%
$1,000,000  Alabama State Public School & College Authority Revenue
              Series 101                                                3.90%      11/01/13    $  1,000,000

            CALIFORNIA - 1.59%
$2,000,000  Irvine Ranch CA Water District                              3.50%      10/01/05    $  2,000,000

            COLORADO - 0.40%
$  500,000  Douglas County CO MFHR Autumn Chase Project                 3.70%      07/01/06    $    500,000

            DISTRICT OF COLUMBIA - 1.19%
$1,500,000  District of Columbia GO                                     4.25%      06/01/03    $  1,500,000

            FLORIDA - 7.44%
$2,000,000  Broward County FL Port Everglades Facilities AMBAC
              Insured                                                   3.90%      09/01/27    $  2,000,000
 1,875,000  Florida State GO                                            3.85       07/01/27       1,875,000
 1,000,000  Orange County FL GO                                         3.95       10/01/10       1,000,000
 2,000,000  Palm Beach FL GO                                            3.25       10/07/99       2,000,000
 2,495,000  Tampa FL Sports Authority Revenue Series 98                 3.85       01/01/27       2,495,000
                                                                                               ------------
                                                                                               $  9,370,000

            GEORGIA - 1.99%
$  500,000  Clayton County GA MFHR                                      3.85%      08/01/06    $    500,000
 2,000,000  Dougherty County GA USD                                     3.90       03/01/00       2,006,488
                                                                                               ------------
                                                                                               $  2,506,488

            HAWAII - 1.79%
$2,250,000  Hawaii State GO                                             3.85%      03/01/14    $  2,250,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)               National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            MUNICIPAL SECURITIES (CONTINUED)
            IOWA - 1.91%
$2,000,000  Polk County IA GO                                           3.85%      12/01/15    $  2,000,000
   400,000  Iowa Financing Authority Revenue                            4.10       02/01/32         400,000
                                                                                               ------------
                                                                                               $  2,400,000

            ILLINOIS - 9.07%
$1,925,000  Chicago Water                                               4.15%      12/01/99    $  1,927,973
 5,000,000  Illinois HFFA                                               3.90       08/15/25       5,000,000
 4,500,000  Illinois HFFA                                               3.75       01/01/16       4,500,000
                                                                                               ------------
                                                                                               $ 11,427,973

            INDIANA - 2.62%
$1,500,000  Indianapolis IN Airport Authority Revenue                   3.90%      02/23/00    $  1,500,000
 1,800,000  Indiana HFFA                                                3.70       02/15/26       1,800,000
                                                                                               ------------
                                                                                               $  3,300,000

            LOUISIANA - 2.46%
$  600,000  Ascension Parish LA PCR                                     3.95%      09/01/23    $    600,000
 1,000,000  De Soto Parish LA PCR                                       3.60       11/30/99       1,000,000
 1,500,000  Plaquemines LA Port Harbor & Terminal District              3.05       03/15/00       1,500,000
                                                                                               ------------
                                                                                               $  3,100,000

            MAINE - 2.62%
$3,300,000  Regional Waste Systems Recovery Revenue                     3.90%      07/01/12    $  3,300,000

            MARYLAND - 1.59%
$2,000,000  Maryland State GO                                           3.85%      08/01/12    $  2,000,000

            MASSACHUSETTS - 0.79%
$1,000,000  Baltimore MA Tax-Exempt                                     3.20%      10/07/99    $  1,000,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Fund               SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            MUNICIPAL SECURITIES (CONTINUED)
            MICHIGAN - 0.48%
$  600,000  Michigan State Higher Education                             3.75%      10/01/13    $    600,000

            MINNESOTA - 1.35%
$  700,000  Cohasset MN Power Revenue                                   3.95%      06/01/20    $    700,000
 1,000,000  Minneapolis MN GO                                           5.30       11/01/99       1,001,481
                                                                                               ------------
                                                                                               $  1,701,481

            MISSOURI - 4.53%
$4,500,000  Missouri State Health & Educational Facilities
              Authority Revenue Series B                                4.00%      10/01/24    $  4,500,000
 1,200,000  Missouri HFFA                                               3.50       04/29/00       1,201,875
                                                                                               ------------
                                                                                               $  5,701,875

            NEW MEXICO - 1.20
$1,500,000  New Mexico State GO                                         4.00%      06/30/00    $  1,508,336

            NEW YORK - 3.09%
$1,500,000  C. Rochester NY CP                                          3.35%      10/05/99    $  1,500,000
 1,395,000  New York State Dorm Authority Revenue                       3.65       02/15/13       1,395,000
 1,000,000  New York NY GO                                              3.80       02/17/00       1,000,000
                                                                                               ------------
                                                                                               $  3,895,000

            NORTH CAROLINA - 1.27%
$  900,000  North Carolina Medical Care Community Hospital              3.85%      10/01/23    $    900,000
   400,000  North Carolina Medical Care Community Hospital              3.75       10/01/20         400,000
   300,000  North Carolina Medical Care Community Hospital              3.85       09/01/02         300,000
                                                                                               ------------
                                                                                               $  1,600,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)               National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            MUNICIPAL SECURITIES (CONTINUED)
            OHIO - 1.68%
$1,000,000  Hamilton County OH                                          5.90%      12/01/99    $  1,004,403
 1,115,000  Ohio State Air Quality Revenue                              3.10       11/04/99       1,115,000
                                                                                               ------------
                                                                                               $  2,119,403

            OREGON - 1.51%
$  900,000  Oregon GO                                                   3.20%      04/13/00    $    900,000
 1,000,000  Portland OR Sewer Revenue                                   3.85       06/01/14       1,000,000
                                                                                               ------------
                                                                                               $  1,900,000

            PENNSYLVANIA - 5.05%
$1,100,000  Allegheny County PA IDA Series C                            3.95%      07/01/27    $  1,100,000
 2,000,000  Allegheny County PA International Airport Revenue MBIA
              Insured                                                   5.00       01/01/00       2,008,605
 1,050,000  Northampton County PA Higher Education Authority
              Revenue                                                   6.75       11/15/99       1,054,742
 2,200,000  Pennsylvania State GO                                       3.75       06/01/29       2,200,000
                                                                                               ------------
                                                                                               $  6,363,347

            RHODE ISLAND - 2.75%
$3,345,000  Rhode Island GO                                             6.00%      05/15/00    $  3,467,288

            SOUTH CAROLINA - 1.19%
$1,500,000  South Carolina Educational Facilities                       3.85%      10/01/26    $  1,500,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Fund               SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            MUNICIPAL SECURITIES (CONTINUED)
            TEXAS - 12.40%
$3,000,000  Dallas TX GO                                                3.35%      10/20/99    $  3,000,000
 1,005,000  Dallas TX Waterworks                                        7.00       10/01/99       1,005,000
   900,000  Gulf Coast TX GO                                            4.00       06/01/24         900,000
   700,000  Gulf Coast TX GO                                            3.85       06/01/20         700,000
 2,500,000  Houston Water                                               3.35       10/05/99       2,500,000
 2,500,000  Panhandle-Plains TX Higher Education Student Loan
              Revenue Series B                                          3.75       06/01/23       2,500,000
 1,000,000  Panhandle-Plains TX Higher Education Student Loan
              Revenue Series B                                          3.75       06/01/21       1,000,000
 1,500,000  South Texas Higher Education Authority Revenue              3.80       12/01/29       1,500,000
 2,500,000  Texas State GO                                              4.50       08/31/00       2,517,688
                                                                                               ------------
                                                                                               $ 15,622,688

            VERMONT - 2.38%
$3,000,000  Vermont HFA                                                 3.70%      09/07/00    $  3,000,000

            VIRGINIA - 2.38%
$3,000,000  Virginia State Public Building Authority Series 131         3.85%      08/01/19    $  3,000,000

            WASHINGTON - 9.72%
$2,000,000  Anacortes WA Tax-Exempt CP                                  3.40%      10/06/99    $  2,000,000
 1,680,000  Washington Power                                            7.25       01/01/00       1,730,670
 4,300,000  Washington State Healthcare Facilities                      3.75       10/01/05       4,300,000
 2,210,000  Washington State Healthcare Facilities                      3.75       10/01/05       2,210,000
 1,000,000  Washington State Healthcare Facilities                      3.90       08/01/14       1,000,000
 1,000,000  Washington State HFA                                        4.10       07/01/25       1,000,000
                                                                                               ------------
                                                                                               $ 12,240,670

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)               National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+         VALUE
            MUNICIPAL SECURITIES (CONTINUED)
            WISCONSIN - 6.14%
$1,100,000  Carlton WI PCR                                              3.90%      09/01/05    $  1,100,000
 5,000,000  Milwaukee WI GO                                             3.90       09/07/00       5,000,000
 1,630,000  Wisconsin State HFA                                         3.77       01/01/16       1,630,000
                                                                                               ------------
                                                                                               $  7,730,000

            WYOMING - 4.92%
$3,000,000  Sublette County WY PCR                                      3.85%      11/01/14    $  3,000,000
 3,200,000  Uinta County WY PCR                                         3.75       08/15/20       3,200,000
                                                                                               ------------
                                                                                               $  6,200,000
            TOTAL MUNICIPAL SECURITIES                                                         $123,804,549
            (Cost $123,804,549)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $123,804,549)* (Notes 1 and 3)                     98.29%              $123,804,549
            Other Assets and Liabilities, Net                         1.71                  2,147,896
                                                                    ------               ------------
            TOTAL NET ASSETS                                        100.00%              $125,952,445
                                                                    ======               ============
------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

Prime Money Market Fund PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
(UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            CERTIFICATES OF DEPOSIT - 20.09%

$50,000,000 Abn-Amro Bank NV                                            5.30%      03/09/00    $   49,991,570
34,250,000  Bayerische Hypo Verinsbank NY                               5.27       03/03/00        34,238,883
50,000,000  Beta Finance Incorporated                                   5.15       02/18/00        49,995,504
25,000,000  Chase Manhattan USA                                         5.61       01/18/00        25,000,000
50,000,000  Chase USA                                                   5.38       10/01/99        50,000,000
30,000,000  Credit Suisse First Boston                                  5.60       01/25/00        30,000,467
75,000,000  Dresdner Bank AG NY                                         5.31       12/09/99        75,000,000
25,000,000  Natexis Bank                                                5.28       12/07/99        25,000,906
60,000,000  National Westminster Plc NY                                 5.13       03/17/00        59,993,373
50,000,000  National Westminster Plc NY                                 5.14       04/14/00        49,987,094
50,000,000  RaboBank Nederland NY                                       5.03       01/18/00        50,001,458
160,000,000 Southtrust Bank                                             5.69       10/01/99       160,000,000
60,000,000  Southtrust Bank                                             5.63       10/01/99        60,000,000
                                                                                               --------------
            TOTAL CERTIFICATES OF DEPOSIT                                                      $  719,209,255
            (Cost $719,209,255)

            COMMERCIAL PAPER - 56.23%

$48,500,000 Apreco Incorporated                                         5.36%      10/20/99    $   48,362,799
40,000,000  Atlantis One Funding Corporation                            5.78#      02/10/00        39,152,267
65,000,000  BankAmerica                                                 5.19#      11/03/99        64,690,762
50,000,000  BankAmerica                                                 4.85#      11/10/99        49,730,556
64,859,000  Barton Capital Corporation                                  5.35       10/12/99        64,752,974
58,101,000  Barton Capital Corporation                                  5.80       03/06/00        56,631,805
35,000,000  Bavaria Universal Funding                                   5.28       02/15/00        34,998,711
30,000,000  Beta Finance Incorporated                                   6.15       09/14/00        30,000,000
67,597,000  Compass Securitization                                      5.40       11/09/99        67,201,558
24,966,000  Compass Securitization LLC                                  5.22#      12/17/99        24,688,820
85,000,000  Corporate Receivables Corporation++                         5.34       10/15/99        84,823,483
50,000,000  Corporate Receivables Corporation                           5.36       10/07/99        49,955,333
75,000,000  Credit Suisse First Boston                                  5.81       03/06/00        73,099,647
49,000,000  CXC Incorporated                                            5.34       10/14/99        48,905,504
50,000,000  Dresdner Bank AG                                            5.30       10/06/99        49,963,194
35,000,000  Dresdner U.S. Finance                                       4.88#      01/14/00        34,501,833
145,000,000 Ford Motor Credit                                           5.31       10/07/99       144,871,675

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED) Prime Money Market
Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            COMMERCIAL PAPER (CONTINUED)
$70,000,000 GE Capital Services Incorporated                            5.33%      11/04/99    $   69,647,628
75,000,000  GE Financial Assurance                                      5.33       10/13/99        74,866,750
25,000,000  GE Capital Services Incorporated                            4.87#      01/24/00        24,611,076
50,000,000  Goldman Sachs Group LP                                      5.15#      10/19/99        49,871,250
35,000,000  Goldman Sachs Group LP                                      5.63#      02/03/00        34,316,406
25,000,000  Goldman Sachs Group LP                                      6.10       09/25/00        25,000,000
12,000,000  Goldman Sachs Group LP                                      6.07       08/31/00        12,000,000
75,000,000  Grand Funding Corporation                                   5.87       01/05/00        73,826,001
50,000,000  Grand Funding Corporation                                   5.78       03/03/00        48,763,723
20,000,000  Greenwich Funding Corporation++                             5.35       10/06/99        19,985,139
40,000,000  JP Morgan & Company                                         5.12#      12/08/99        39,613,156
45,000,000  Moat Funding LLC                                            5.73#      05/09/00        43,417,088
30,000,000  Mont Blanc Capital                                          5.35       10/07/99        29,973,250
29,956,000  Monte Rosa Capital                                          5.35       10/12/99        29,907,030
25,000,000  Morgan Stanley/Dean Witter                                  5.45#      01/19/00        24,583,680
30,000,000  Moriarty Ltd                                                5.35       10/20/99        29,915,292
40,000,000  Old Line Funding Corporation                                5.81       01/27/00        39,238,245
30,000,000  Perry Funding Corporation                                   5.87       03/08/00        29,222,226
35,000,000  Salomon Smith Barney Holdings                               5.42#      01/18/00        34,425,630
125,000,000 Sheffield Receivables Corporation++                         5.36       10/01/99       125,000,000
50,000,000  Special Purpose A/R Corporation                             5.95       02/18/00        48,843,057
50,000,000  Trident Capital Finance                                     5.36       10/14/99        49,903,222
29,949,000  Triple A One Funding                                        5.38       11/02/99        29,805,777
60,000,000  UBS Finance Incorporated                                    5.63       10/01/99        60,000,000
                                                                                               --------------
            TOTAL COMMERCIAL PAPER                                                             $2,013,066,547
            (Cost $2,013,066,547)

            CORPORATE BONDS & NOTES - 10.50%

$12,500,000 Abbey National Treasury Services                            5.13%      05/04/00    $   12,495,013
30,000,000  Abbey National Treasury Services                            5.65       07/24/00        29,988,306
25,000,000  BankAmerica                                                 5.00       01/06/00        24,998,718
58,300,000  CC USA Incorporated                                         5.61       06/07/00        58,300,000
20,000,000  Goldman Sachs Group LP                                      6.00       08/07/00        20,000,000
50,000,000  IBM Credit Corporation                                      5.27       04/07/00        49,981,872

Prime Money Market Fund PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
(UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            CORPORATE BONDS & NOTES (CONTINUED)
$40,000,000 IBM Credit Corporation                                      4.67%      10/29/99    $   39,998,696
50,000,000  Sigma Finance Incorporated                                  5.04       02/02/00        50,000,000
30,000,000  Sigma Finance Incorporated                                  5.23       03/29/00        30,000,000
25,000,000  Sigma Finance Incorporated                                  5.44       05/24/00        25,000,000
35,000,000  Texaco Capital Corporation                                  5.11       05/03/00        34,986,081
                                                                                               --------------
            TOTAL CORPORATE BONDS & NOTES                                                      $  375,748,686
            (Cost $375,748,686)

            VARIABLE AND FLOATING RATE BONDS - 11.45%

$50,000,000 Comerica Bank                                               5.43%      09/25/00    $   49,966,149
30,000,000  Goldman Sachs Group LP                                      5.47       09/15/00        29,997,130
50,000,000  Huntington National Bank                                    5.29       10/26/99        49,998,990
75,000,000  KeyBank N.A.                                                5.33       10/04/99        74,999,759
125,000,000 National City Bank                                          5.42       09/29/00       124,902,187
40,000,000  National Rural Utilities                                    5.32       11/23/99        40,000,000
40,000,000  Special Purpose A/R Corporation                             5.53       02/24/00        40,000,000
                                                                                               --------------
            TOTAL VARIABLE AND FLOATING RATE BONDS                                             $  409,864,216
            (Cost $409,864,216)

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED) Prime Money Market
Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            REPURCHASE AGREEMENTS - 1.33%

$30,916,000 Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.28%      10/01/99    $   30,916,000
 5,374,000  JP Morgan Securities Incorporated Repurchase Agreement
              - 102% Collateralized by U.S. Government Securities       5.25       10/01/99         5,374,000
11,228,000  Morgan Stanley & Company Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.20       10/01/99        11,228,000
                                                                                               --------------
            TOTAL REPURCHASE AGREEMENTS                                                        $   47,518,000
            (Cost $47,518,000)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $3,565,406,704)* (Note 1)                          99.60%              $3,565,406,704
            Other Assets and Liabilities, Net                         0.40                   14,438,739
                                                                    ------               --------------
            TOTAL NET ASSETS                                        100.00%              $3,579,845,443
                                                                    ======               ==============
-------------------------------------------------------------------------------------------------------

 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                      PORTFOLIO OF INVESTMENTS -
Treasury Plus Money Market Fund                   SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            U.S. TREASURY SECURITIES - 55.72%
            U.S. TREASURY BILLS - 33.69%
$605,000,000 U.S. Treasury Bills                                        4.00%#     10/07/99    $  604,570,500
60,000,000  U.S. Treasury Bills                                         4.71#      01/06/00        59,217,533
40,000,000  U.S. Treasury Bills                                         4.65#      12/23/99        39,554,566
20,000,000  U.S. Treasury Bills                                         4.76#      01/13/00        19,725,555
                                                                                               --------------
                                                                                               $  723,068,154

            U.S. TREASURY NOTES - 22.03%
$130,000,000 U.S. Treasury Notes                                        7.13%      02/29/00    $  131,146,706
125,000,000 U.S. Treasury Notes                                         7.75       01/31/00       126,192,730
65,000,000  U.S. Treasury Notes                                         7.75       11/30/99        65,315,366
50,000,000  U.S. Treasury Notes                                         5.50       02/29/00        50,132,125
50,000,000  U.S. Treasury Notes                                         5.63       11/30/99        50,081,071
30,000,000  U.S. Treasury Notes                                         5.38       07/31/00        29,968,820
20,000,000  U.S. Treasury Notes                                         5.38       01/31/00        20,029,996
                                                                                               --------------
                                                                                               $  472,866,814
            TOTAL U.S. TREASURY SECURITIES                                                     $1,195,934,968
            (Cost $1,195,934,968)

PORTFOLIO OF INVESTMENTS -

SEPTEMBER 30, 1999 (UNAUDITED)                   Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            REPURCHASE AGREEMENTS - 44.30%

$5,808,000  Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.28       10/01/99    $    5,808,000
208,190,000 HSBC Securities Incorporated Repurchase Agreement -
              102% Collateralized by U.S. Government Securities         5.28       10/01/99       208,190,000
380,379,000 JP Morgan Securities Incorporated Repurchase Agreement
              - 102% Collateralized by U.S. Government Securities       5.25       10/01/99       380,379,000
356,614,000 Morgan Stanley & Company Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.20       10/01/99       356,614,000
                                                                                               --------------
            TOTAL REPURCHASE AGREEMENTS                                                        $  950,991,000

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $2,146,925,968)* (Notes 1 and 3)                  100.02%              $2,146,925,968
            Other Assets and Liabilities, Net                        (0.02)                    (507,490)
                                                                    ------               --------------
            TOTAL NET ASSETS                                        100.00%              $2,146,418,478
                                                                    ======               ==============
-------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                           STATEMENT OF ASSETS AND LIABILITIES -
Money Market Funds                                SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                     CALIFORNIA         GOVERNMENT
                                                 TAX-FREE MONEY       MONEY MARKET
                                                    MARKET FUND               FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $19,416,000 for the Government
    Money Market Fund, $66,811,000 for
    the Money Market Fund, $47,518,000
    for the Prime Money Market Fund, and
    $950,991,000 for the Treasury Plus
    Money Market Fund)                          $2,270,890,377      $   61,251,523
  Cash                                               1,806,803              12,714
RECEIVABLES
  Interest                                          11,894,641             181,626
  Investment securities sold                         8,350,000                   0
Organization expenses, net of
  amortization                                               0                   0
Prepaid expenses                                           974                   0
TOTAL ASSETS                                     2,292,942,795          61,445,863

LIABILITIES
Payables:
  Investment securities purchased                   27,137,700                   0
  Distribution to shareholders                       4,653,484              71,674
  Due to distributor (Note 2)                          975,503               1,883
  Due to adviser (Note 2)                            1,168,132              26,122
  Other                                                235,188              85,858
TOTAL LIABILITIES                                   34,170,007             185,537
TOTAL NET ASSETS                                $2,258,772,788      $   61,260,326
NET ASSETS CONSIST OF:
  Paid-in capital                               $2,259,327,879      $   61,260,326
  Undistributed net realized gain (loss)
    on investments                                    (555,091)                  0
TOTAL NET ASSETS                                $2,258,772,788      $   61,260,326

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A(1)                         $2,258,772,788      $   61,260,326
Shares outstanding - Class A(1)                  2,259,332,692          61,261,540
Net asset value and offering price per
  share - Class A(1)                            $         1.00      $         1.00
Net assets - Administrative Class                          N/A                 N/A
Shares outstanding - Administrative
  Class                                                    N/A                 N/A
Net asset value and offering price per
  share -
  Administrative Class                                     N/A                 N/A
Net assets - Class E                                       N/A                 N/A
Shares outstanding - Class E                               N/A                 N/A
Net asset value and offering price per
  share - Class E                                          N/A                 N/A
Net assets - Institutional Class                           N/A                 N/A
Shares outstanding - Institutional Class                   N/A                 N/A
Net asset value and offering price per
  share -
  Institutional Class                                      N/A                 N/A
Net assets - Class S/Service Class                         N/A                 N/A
Shares outstanding - Class S/Service
  Class                                                    N/A                 N/A
Net asset value and offering price per
  share -
  Class S/Service Class                                    N/A                 N/A
----------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES -
SEPTEMBER 30, 1999 (UNAUDITED)                                Money Market Funds
------------------------------------------------------------------------

                                                       MONEY            NATIONAL              PRIME      TREASURY PLUS
                                                      MARKET      TAX-FREE MONEY       MONEY MARKET       MONEY MARKET
                                                        FUND         MARKET FUND               FUND               FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $19,416,000 for the Government
    Money Market Fund, $66,811,000 for
    the Money Market Fund, $47,518,000
    for the Prime Money Market Fund, and
    $950,991,000 for the Treasury Plus
    Money Market Fund)                       $11,656,499,606      $123,804,549       $3,565,406,704     $2,146,925,968
  Cash                                                 1,995         1,581,805               52,344             12,875
RECEIVABLES
  Interest                                        62,479,655           786,005           21,709,051          5,884,623
  Investment securities sold                               0                 0                    0                  0
Organization expenses, net of
  amortization                                         2,995                 0               13,636             25,179
Prepaid expenses                                           0                 0                    0                  0
TOTAL ASSETS                                  11,718,984,251       126,172,359        3,587,181,735      2,152,848,645

LIABILITIES
Payables:
  Investment securities purchased                          0                 0                    0                  0
  Distribution to shareholders                       199,214            42,935            5,770,118          5,055,097
  Due to distributor (Note 2)                      1,290,053             3,792              123,517             98,998
  Due to adviser (Note 2)                          6,492,482            56,598            1,171,173            795,190
  Other                                              537,685           116,589              271,484            480,882
TOTAL LIABILITIES                                  8,519,434           219,914            7,336,292          6,430,167
TOTAL NET ASSETS                             $11,710,464,817      $125,952,445       $3,579,845,443     $2,146,418,478
NET ASSETS CONSIST OF:
  Paid-in capital                            $11,710,829,082      $125,963,410       $3,579,852,422     $2,146,418,478
  Undistributed net realized gain (loss)
    on investments                                  (364,265)          (10,965)              (6,979)                 0
TOTAL NET ASSETS                             $11,710,464,817      $125,952,445       $3,579,845,443     $2,146,418,478

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A(1)                      $10,300,342,017      $104,759,240       $  483,356,697     $  586,180,875
Shares outstanding - Class A(1)               10,299,962,747       104,763,434          483,463,122        586,222,928
Net asset value and offering price per
  share - Class A(1)                         $          1.00      $       1.00       $         1.00     $         1.00
Net assets - Administrative Class                        N/A               N/A       $  361,365,090     $   74,766,729
Shares outstanding - Administrative
  Class                                                  N/A               N/A          361,308,015         74,752,284
Net asset value and offering price per
  share -
  Administrative Class                                   N/A               N/A       $         1.00     $         1.00
Net assets - Class E                                     N/A               N/A                  N/A     $  628,328,155
Shares outstanding - Class E                             N/A               N/A                  N/A        628,322,078
Net asset value and offering price per
  share - Class E                                        N/A               N/A                  N/A     $         1.00
Net assets - Institutional Class                         N/A      $ 21,193,205       $1,236,186,946     $  567,988,280
Shares outstanding - Institutional Class                 N/A        21,199,975        1,236,267,382        568,123,381
Net asset value and offering price per
  share -
  Institutional Class                                    N/A      $       1.00       $         1.00     $         1.00
Net assets - Class S/Service Class           $ 1,410,122,800               N/A       $1,498,936,710     $  289,154,439
Shares outstanding - Class S/Service
  Class                                        1,410,075,428               N/A        1,499,061,880        289,173,661
Net asset value and offering price per
  share -
  Class S/Service Class                      $          1.00               N/A       $         1.00     $         1.00
----------------------------------------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

                                    STATEMENT OF OPERATIONS - FOR THE SIX MONTHS
Money Market Funds                          ENDED SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                              CALIFORNIA TAX-FREE     GOVERNMENT
                                                     MONEY MARKET   MONEY MARKET
                                                             FUND           FUND

INVESTMENT INCOME
  Interest                                       $35,769,513        $ 1,474,120
TOTAL INVESTMENT INCOME                           35,769,513          1,474,120
EXPENSES (NOTE 2)
  Advisory fees                                    5,867,039             72,943
  Administration fees                              1,566,956             38,701
  Custody fees                                       207,119              4,873
  Shareholder servicing fees                       3,527,958             72,943
  Portfolio accounting fees                          266,030             31,429
  Transfer agency fees                               852,762             18,963
  Distribution fees                                        0                  0
  Organization costs                                       0                  0
  Legal and audit fees                                97,350              2,593
  Registration fees                                   48,791             15,957
  Directors' fees                                        387                451
  Shareholder reports                                 65,230             30,267
  Other                                               51,334                914
TOTAL EXPENSES                                    12,550,956            290,034
Less:
  Waived fees and reimbursed expenses             (4,907,048)           (71,281)
Net Expenses                                       7,643,908            218,753
NET INVESTMENT INCOME                             28,125,605          1,255,367
  Net realized gain (loss) on sale of
    investments                                     (263,738)                 0
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $27,861,867        $ 1,255,367
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS
ENDED SEPTEMBER 30, 1999 (UNAUDITED)                          Money Market Funds
------------------------------------------------------------------------

                                                 MONEY         NATIONAL          PRIME   TREASURY PLUS
                                                MARKET   TAX-FREE MONEY   MONEY MARKET    MONEY MARKET
                                                  FUND      MARKET FUND           FUND            FUND

INVESTMENT INCOME
  Interest                                $283,606,138    $ 1,821,019     $95,329,438    $58,344,854
TOTAL INVESTMENT INCOME                    283,606,138      1,821,019      95,329,438     58,344,854
EXPENSES (NOTE 2)
  Advisory fees                             21,991,896        167,784       4,624,393      3,009,213
  Administration fees                        7,332,287         75,473       2,458,922      1,571,067
  Custody fees                                 920,919          9,410         308,911        201,017
  Shareholder servicing fees                16,171,387        104,920       2,495,407      2,258,194
  Portfolio accounting fees                  1,130,428         42,031         400,784        271,751
  Transfer agency fees                       5,459,450         33,675         687,607        568,488
  Distribution fees                          4,838,029              0               0              0
  Organization costs                             2,074          3,689           6,288         11,608
  Legal and audit fees                         354,660          2,642         142,841        115,050
  Registration fees                            564,833          3,340          73,301         62,703
  Directors' fees                                  563            375             214            943
  Shareholder reports                          452,840         48,250          28,212        131,804
  Other                                        156,253          1,423          62,429         41,901
TOTAL EXPENSES                              59,375,619        493,012      11,289,309      8,243,739
Less:
  Waived fees and reimbursed expenses      (13,805,083)      (157,389)     (3,490,553)    (2,388,429)
Net Expenses                                45,570,536        335,623       7,798,756      5,855,310
NET INVESTMENT INCOME                      238,035,602      1,485,396      87,530,682     52,489,544
  Net realized gain (loss) on sale of
    investments                                      0             51          (6,979)            (2)
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $238,035,602    $ 1,485,447     $87,523,703    $52,489,542
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Funds                           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                -------------------------------------------
                                                        (UNAUDITED)
                                                        FOR THE SIX                 FOR THE
                                                       MONTHS ENDED              YEAR ENDED
                                                     SEPT. 30, 1999          MARCH 31, 1999

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                            $   28,125,605          $   52,641,127
 Net realized gain (loss) on sale of
   investments                                          (263,738)               (121,194)
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     27,861,867              52,519,933
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
    CLASS A                                          (28,125,605)            (52,641,127)
    ADMINISTRATIVE CLASS                                     N/A                     N/A
    CLASS E                                                  N/A                     N/A
    INSTITUTIONAL CLASS                                      N/A                     N/A
    CLASS S/SERVICE CLASS                                    N/A                     N/A
 From net realized gain on sale of
   investments
    CLASS A                                                    0                       0
    ADMINISTRATIVE CLASS                                     N/A                     N/A
    CLASS E                                                  N/A                     N/A
    INSTITUTIONAL CLASS                                      N/A                     N/A
    CLASS S/SERVICE CLASS                                    N/A                     N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold -
    Class A(1)                                     2,167,271,072           3,191,791,394
  Reinvestment of dividends -
    Class A(1)                                        24,256,502              45,918,774
  Cost of shares redeemed - Class A(1)            (2,178,613,925)         (3,110,347,456)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(1)                           12,913,649             127,362,712
  Proceeds from shares sold -
    Administrative Class                                     N/A                     N/A
  Reinvestment of dividends -
    Administrative Class                                     N/A                     N/A
  Cost of shares redeemed -
    Administrative Class                                     N/A                     N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                        N/A                     N/A
  Proceeds from shares sold - Class E                        N/A                     N/A
  Reinvestment of dividends - Class E                        N/A                     N/A
  Cost of shares redeemed - Class E                          N/A                     N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                     N/A                     N/A
  Proceeds from shares sold -
    Institutional Class                                      N/A                     N/A
  Reinvestment of dividends -
    Institutional Class                                      N/A                     N/A
  Cost of shares redeemed -
    Institutional Class                                      N/A                     N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                         N/A                     N/A
  Proceeds from shares sold -
    Class S/Service Class                                    N/A                     N/A
  Reinvestment of dividends -
    Class S/Service Class                                    N/A                     N/A
  Cost of shares redeemed -
    Class S/Service Class                                    N/A                     N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS                       N/A                     N/A
INCREASE (DECREASE) IN NET ASSETS                     12,649,911             127,241,518

NET ASSETS:
  Beginning net assets                             2,246,122,877           2,118,881,359
  ENDING NET ASSETS                               $2,258,772,788          $2,246,122,877
-------------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                           Money Market Funds
------------------------------------------------------------------------

                                                      GOVERNMENT MONEY MARKET FUND                         MONEY MARKET FUND
                                             -------------------------------------     -------------------------------------
                                                  (UNAUDITED)                               (UNAUDITED)
                                                  FOR THE SIX              FOR THE          FOR THE SIX              FOR THE
                                                 MONTHS ENDED           YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                               SEPT. 30, 1999       MARCH 31, 1999       SEPT. 30, 1999       MARCH 31, 1999

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                         $  1,255,367         $  3,008,619        $  238,035,602       $  403,472,313
 Net realized gain (loss) on sale of
   investments                                            0                5,410               (18,538)             166,441
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 1,255,367            3,014,029           238,017,064          403,638,754
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
    CLASS A                                      (1,255,367)          (3,008,619)         (213,898,417)        (359,769,107)
    ADMINISTRATIVE CLASS                                N/A                  N/A                   N/A                  N/A
    CLASS E                                             N/A                  N/A                   N/A                  N/A
    INSTITUTIONAL CLASS                                 N/A                  N/A                   N/A                  N/A
    CLASS S/SERVICE CLASS                               N/A                  N/A           (24,137,185)         (43,703,206)
 From net realized gain on sale of
   investments
    CLASS A                                               0               (5,410)                    0                    0
    ADMINISTRATIVE CLASS                                N/A                  N/A                   N/A                  N/A
    CLASS E                                             N/A                  N/A                   N/A                  N/A
    INSTITUTIONAL CLASS                                 N/A                  N/A                   N/A                  N/A
    CLASS S/SERVICE CLASS                               N/A                  N/A                     0                    0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold -
    Class A(1)                                  110,806,760          211,809,887         2,814,654,711        5,518,795,093
  Reinvestment of dividends -
    Class A(1)                                      982,612            1,726,275           245,238,072          351,157,967
  Cost of shares redeemed - Class A(1)         (109,365,639)        (231,567,166)       (1,897,346,133)      (3,443,871,290)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(1)                       2,423,733          (18,031,004)        1,162,546,650        2,426,081,770
  Proceeds from shares sold -
    Administrative Class                                N/A                  N/A                   N/A                  N/A
  Reinvestment of dividends -
    Administrative Class                                N/A                  N/A                   N/A                  N/A
  Cost of shares redeemed -
    Administrative Class                                N/A                  N/A                   N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                   N/A                  N/A                   N/A                  N/A
  Proceeds from shares sold - Class E                   N/A                  N/A                   N/A                  N/A
  Reinvestment of dividends - Class E                   N/A                  N/A                   N/A                  N/A
  Cost of shares redeemed - Class E                     N/A                  N/A                   N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                N/A                  N/A                   N/A                  N/A
  Proceeds from shares sold -
    Institutional Class                                 N/A                  N/A                   N/A                  N/A
  Reinvestment of dividends -
    Institutional Class                                 N/A                  N/A                   N/A                  N/A
  Cost of shares redeemed -
    Institutional Class                                 N/A                  N/A                   N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                    N/A                  N/A                   N/A                  N/A
  Proceeds from shares sold -
    Class S/Service Class                               N/A                  N/A         1,436,103,846        2,191,020,851
  Reinvestment of dividends -
    Class S/Service Class                               N/A                  N/A            27,679,726           43,441,848
  Cost of shares redeemed -
    Class S/Service Class                               N/A                  N/A        (1,212,248,090)      (2,027,066,523)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS                  N/A                  N/A           251,535,482          207,396,176
INCREASE (DECREASE) IN NET ASSETS                 2,423,733          (18,031,004)        1,414,063,594        2,633,644,387

NET ASSETS:
  Beginning net assets                           58,836,593           76,867,597        10,296,401,223        7,662,756,836
  ENDING NET ASSETS                            $ 61,260,326         $ 58,836,593        $11,710,464,817      $10,296,401,223
----------------------------------------------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                      NATIONAL TAX-FREE MONEY MARKET FUND
                                                -----------------------------------------
                                                       (UNAUDITED)
                                                       FOR THE SIX                FOR THE
                                                      MONTHS ENDED             YEAR ENDED
                                                    SEPT. 30, 1999         MARCH 31, 1999

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                             $  1,485,396           $  2,806,612
 Net realized gain (loss) on sale of
   investments                                               51                   (327)
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     1,485,447              2,806,285
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
    CLASS A                                          (1,071,125)            (1,624,736)
    ADMINISTRATIVE CLASS                                    N/A                    N/A
    CLASS E                                                 N/A                    N/A
    INSTITUTIONAL CLASS                                (414,271)            (1,181,876)
    CLASS S/SERVICE CLASS                                   N/A                    N/A
 From net realized gain on sale of
   investments
    CLASS A                                                   0                      0
    ADMINISTRATIVE CLASS                                    N/A                    N/A
    CLASS E                                                 N/A                    N/A
    INSTITUTIONAL CLASS                                       0                      0
    CLASS S/SERVICE CLASS                                   N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold -
    Class A(1)                                      159,343,901            234,230,273
  Reinvestment of dividends -
    Class A(1)                                        1,194,654              1,622,320
  Cost of shares redeemed - Class A(1)             (120,729,269)          (230,195,239)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(1)                          39,809,286              5,657,354
  Proceeds from shares sold -
    Administrative Class                                    N/A                    N/A
  Reinvestment of dividends -
    Administrative Class                                    N/A                    N/A
  Cost of shares redeemed -
    Administrative Class                                    N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                       N/A                    N/A
  Proceeds from shares sold - Class E                       N/A                    N/A
  Reinvestment of dividends - Class E                       N/A                    N/A
  Cost of shares redeemed - Class E                         N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                    N/A                    N/A
  Proceeds from shares sold -
    Institutional Class                             177,951,972            506,716,299
  Reinvestment of dividends -
    Institutional Class                                 105,445                214,647
  Cost of shares redeemed -
    Institutional Class                            (180,792,896)          (537,304,518)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                 (2,735,479)           (30,373,572)
  Proceeds from shares sold -
    Class S/Service Class                                   N/A                    N/A
  Reinvestment of dividends -
    Class S/Service Class                                   N/A                    N/A
  Cost of shares redeemed -
    Class S/Service Class                                   N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS                      N/A                    N/A
INCREASE (DECREASE) IN NET ASSETS                    37,073,858            (24,716,545)

NET ASSETS:
  Beginning net assets                               88,878,587            113,595,132
  ENDING NET ASSETS                                $125,952,445           $ 88,878,587
-----------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                           Money Market Funds
------------------------------------------------------------------------

                                                           PRIME MONEY MARKET FUND           TREASURY PLUS MONEY MARKET FUND
                                             -------------------------------------     -------------------------------------
                                                  (UNAUDITED)                               (UNAUDITED)
                                                  FOR THE SIX              FOR THE          FOR THE SIX              FOR THE
                                                 MONTHS ENDED           YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                               SEPT. 30, 1999       MARCH 31, 1999       SEPT. 30, 1999       MARCH 31, 1999

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $    87,530,682       $  152,557,970      $    52,489,544       $  102,461,486
 Net realized gain (loss) on sale of
   investments                                        (6,979)              94,589                   (2)              94,206
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 87,523,703          152,652,559           52,489,542          102,555,692
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
    CLASS A                                      (12,317,278)         (27,896,647)         (12,074,264)         (21,822,781)
    ADMINISTRATIVE CLASS                         (10,270,127)         (28,624,366)          (1,839,553)          (6,110,905)
    CLASS E                                              N/A                  N/A          (11,694,246)         (28,595,708)
    INSTITUTIONAL CLASS                          (33,781,023)         (55,769,695)         (15,954,588)         (24,663,853)
    CLASS S/SERVICE CLASS                        (31,199,047)         (40,267,262)         (10,926,893)         (21,268,239)
 From net realized gain on sale of
   investments
    CLASS A                                                0              (20,169)                   0              (28,818)
    ADMINISTRATIVE CLASS                                   0              (21,999)                   0               (6,270)
    CLASS E                                              N/A                  N/A                    0              (34,041)
    INSTITUTIONAL CLASS                                    0              (44,180)                   0              (29,922)
    CLASS S/SERVICE CLASS                                  0              (36,688)                   0              (27,945)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold -
    Class A(1)                                 1,386,504,174        3,566,811,184        1,106,353,627        1,880,148,228
  Reinvestment of dividends -
    Class A(1)                                     2,696,837            7,603,683            2,680,280            4,574,374
  Cost of shares redeemed - Class A(1)        (1,483,050,777)      (3,589,517,754)      (1,066,755,596)      (1,722,403,471)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(1)                      (93,849,766)         (15,102,887)          42,278,311          162,319,131
  Proceeds from shares sold -
    Administrative Class                         801,755,997        1,792,211,104           70,547,602          211,237,826
  Reinvestment of dividends -
    Administrative Class                          11,108,370           27,149,796            2,079,789            6,183,801
  Cost of shares redeemed -
    Administrative Class                        (918,645,406)      (1,953,181,855)         (97,969,603)        (294,254,788)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS           (105,781,039)        (133,820,955)         (25,342,212)         (76,833,161)
  Proceeds from shares sold - Class E                    N/A                  N/A          757,333,746        1,690,444,889
  Reinvestment of dividends - Class E                    N/A                  N/A                    1                    0
  Cost of shares redeemed - Class E                      N/A                  N/A         (713,456,607)      (1,821,543,593)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                 N/A                  N/A           43,877,140         (131,098,704)
  Proceeds from shares sold -
    Institutional Class                       24,131,440,370       10,313,551,923       25,808,059,953        5,020,036,817
  Reinvestment of dividends -
    Institutional Class                           16,511,504           19,732,250            7,101,906            5,523,692
  Cost of shares redeemed -
    Institutional Class                      (24,615,842,236)      (9,431,689,997)     (25,741,160,218)      (5,033,058,755)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS            (467,890,362)         901,594,176           74,001,641           (7,498,246)
  Proceeds from shares sold -
    Class S/Service Class                      2,096,987,938        2,945,429,480        1,843,924,737        3,847,684,188
  Reinvestment of dividends -
    Class S/Service Class                         24,601,508           20,604,434            3,941,144            5,368,260
  Cost of shares redeemed -
    Class S/Service Class                     (1,737,092,198)      (2,505,257,696)      (2,006,597,246)      (3,772,268,891)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS           384,497,248          460,776,218         (158,731,365)          80,783,557
INCREASE (DECREASE) IN NET ASSETS               (283,067,691)       1,213,418,105          (23,916,487)          27,639,787

NET ASSETS:
  Beginning net assets                         3,862,913,134        2,649,495,029        2,170,334,965        2,142,695,178
  ENDING NET ASSETS                          $ 3,579,845,443       $3,862,913,134      $ 2,146,418,478       $2,170,334,965
----------------------------------------------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                         CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                                       CLASS A
                                            --------------------------------------------------
                                            (UNAUDITED)
                                             SIX MONTHS                             SIX MONTHS
                                                  ENDED   YEAR ENDED   YEAR ENDED        ENDED
                                              SEPT. 30,    MARCH 31,    MARCH 31,    MARCH 31,
                                                   1999         1999         1998     1997 (1)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.01         0.02         0.03         0.01
  Net realized gain (loss) on investments          0.00         0.00         0.00         0.00
                                            -----------  -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                   0.01         0.02         0.03         0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.01)       (0.02)       (0.03)       (0.01)
  Distributions from net realized gain             0.00         0.00         0.00         0.00
                                            -----------  -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS                          (0.01)       (0.02)       (0.03)       (0.01)
                                            -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                    $1.00        $1.00        $1.00        $1.00
                                            ===========  ===========  ===========  ===========
TOTAL RETURN (NOT ANNUALIZED)                     1.20%        2.49%        2.91%        1.36%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)           $2,258,773   $2,246,123   $2,118,881   $1,384,310
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets         0.65%        0.65%        0.65%        0.65%
  Ratio of net investment income to
    average net assets                            2.38%        2.46%        2.85%        2.72%
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                        1.06%        1.03%        1.05%        1.03%
Ratio of net investment income (loss) to
  average net assets prior to waived fees
  and reimbursed expenses                         1.97%        2.08%        2.45%        2.34%
----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT
     MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                              CALIFORNIA TAX-FREE MONEY
                                    MARKET FUND (CONT.)                        GOVERNMENT MONEY MARKET FUND (2)
                                        CLASS A (CONT.)                                                 CLASS A
                              ------------------------- -------------------------------------------------------
                                                        (UNAUDITED)
                               NINE MONTHS               SIX MONTHS                       SIX MONTHS
                                     ENDED   YEAR ENDED       ENDED YEAR ENDED YEAR ENDED      ENDED YEAR ENDED
                                 SEPT. 30,     DEC. 31,   SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,  SEPT. 30,
                                  1996 (3)         1995        1999       1999       1998   1997 (1)       1996
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $1.00        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              -----------  -----------    -------    -------    -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.02         0.03       0.02       0.05       0.05       0.02       0.05
  Net realized gain (loss)
    on investments                   0.00         0.00       0.00       0.00       0.00       0.00       0.00
                              -----------  -----------    -------    -------    -------    -------    -------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.02         0.03       0.02       0.05       0.05       0.02       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.02)       (0.03)     (0.02)     (0.05)     (0.05)     (0.02)     (0.05)
  Distributions from net
    realized gain                    0.00         0.00       0.00       0.00       0.00       0.00       0.00
                              -----------  -----------    -------    -------    -------    -------    -------
TOTAL FROM DISTRIBUTIONS            (0.02)       (0.03)     (0.02)     (0.05)     (0.05)     (0.02)     (0.05)
                              -----------  -----------    -------    -------    -------    -------    -------
NET ASSET VALUE, END OF
  PERIOD                            $1.00        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ===========  ===========    =======    =======    =======    =======    =======
TOTAL RETURN (NOT
  ANNUALIZED)                       2.04%        3.23%      2.17%      4.68%      4.93%      2.32%      4.75%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $1,161,431   $1,031,004    $61,260    $58,837    $76,868    $60,224    $65,036
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.65%        0.65%      0.75%      0.75%      0.75%      0.75%      0.77%
  Ratio of net investment
    income to average net
    assets                          2.69%        3.18%      4.30%      4.59%      4.83%      4.62%      4.74%
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          1.02%        1.01%      0.99%      0.94%      1.00%      1.00%      0.80%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                          2.32%        2.82%      4.06%      4.40%      4.58%      4.37%      4.71%
---------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT
     MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                        MONEY MARKET FUND
                                                                                  CLASS A
                                                    -------------------------------------
                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                          ENDED   YEAR ENDED   YEAR ENDED
                                                      SEPT. 30,    MARCH 31,    MARCH 31,
                                                           1999         1999         1998
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00        $1.00        $1.00
                                                    -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.02         0.05         0.05
  Net realized gain (loss) on investments                  0.00         0.00         0.00
                                                    -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                           0.02         0.05         0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.02)       (0.05)       (0.05)
  Distributions from net realized gain                     0.00         0.00         0.00
                                                    -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS                                  (0.02)       (0.05)       (0.05)
                                                    -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                            $1.00        $1.00        $1.00
                                                    ===========  ===========  ===========
TOTAL RETURN (NOT ANNUALIZED)                             2.23%        4.79%        5.07%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                  $10,300,342   $9,137,812   $6,711,584
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                 0.75%        0.75%        0.75%
  Ratio of net investment income to average net
    assets                                                4.41%        4.67%        4.95%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                     1.00%        0.93%        0.93%
Ratio of net investment income (loss) to average
  net assets prior to waived fees and reimbursed
  expenses                                                4.16%        4.49%        4.77%
-----------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                  MONEY MARKET FUND
                                                   CLASS A (CONT.)                                          CLASS S
                               -----------------------------------  -----------------------------------------------
                                                                    (UNAUDITED)
                               SIX MONTHS  NINE MONTHS               SIX MONTHS                          SIX MONTHS
                                    ENDED        ENDED  YEAR ENDED        ENDED  YEAR ENDED  YEAR ENDED       ENDED
                                MARCH 31,    SEPT. 30,    DEC. 31,    SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,
                                 1997 (1)     1996 (2)        1995         1999        1999        1998    1997 (1)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $1.00       $1.00        $1.00       $1.00        $1.00       $1.00       $1.00
                               ----------  ----------   ----------  ----------   ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.02        0.03         0.05        0.02         0.04        0.04        0.02
  Net realized gain (loss)
    on investments                   0.00        0.00         0.00        0.00         0.00        0.00        0.00
                               ----------  ----------   ----------  ----------   ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.02        0.03         0.05        0.02         0.04        0.04        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.02)      (0.03)       (0.05)      (0.02)       (0.04)      (0.04)      (0.02)
  Distributions from net
    realized gain                    0.00        0.00         0.00        0.00         0.00        0.00        0.00
                               ----------  ----------   ----------  ----------   ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS            (0.02)      (0.03)       (0.05)      (0.02)       (0.04)      (0.04)      (0.02)
                               ----------  ----------   ----------  ----------   ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                            $1.00       $1.00        $1.00       $1.00        $1.00       $1.00       $1.00
                               ==========  ==========   ==========  ==========   ==========  ==========  ==========
TOTAL RETURN (NOT
  ANNUALIZED)                       2.36%       3.55%        5.34%       1.88%        4.10%       4.37%       2.02%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $4,640,148  $3,799,908   $2,892,621  $1,410,123   $1,158,589    $951,172    $707,781
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.75%       0.75%        0.75%       1.42%        1.42%       1.42%       1.43%
  Ratio of net investment
    income to average net
    assets                          4.71%       4.66%        5.13%       3.74%        4.01%       4.28%       4.02%
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          0.90%       0.88%        0.83%       1.66%        1.62%       1.62%       1.56%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                          4.56%       4.53%        5.05%       3.50%        3.81%       4.08%       3.89%
-------------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     CLASS S (CONT.)
                                                              ----------------------
                                                              NINE MONTHS     PERIOD
                                                                    ENDED      ENDED
                                                                SEPT. 30,   DEC. 31,
                                                                 1996 (2)   1995 (3)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00       $1.00
                                                               ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.03        0.03
  Net realized gain (loss) on investments                           0.00        0.00
                                                               ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                                    0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.03)      (0.03)
  Distributions from net realized gain                              0.00        0.00
                                                               ---------   ---------
TOTAL FROM DISTRIBUTIONS                                           (0.03)      (0.03)
                                                               ---------   ---------
NET ASSET VALUE, END OF PERIOD                                     $1.00       $1.00
                                                               =========   =========
TOTAL RETURN (NOT ANNUALIZED)                                      3.03%       2.73%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $699,231    $618,899
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          1.42%       1.43%
  Ratio of net investment income to average net assets             3.98%       4.40%
------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          1.55%       1.53%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                     3.85%       4.30%
------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(5) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                         NATIONAL TAX-FREE MONEY MARKET FUND
                                                                                     CLASS A
                               -------------------------------------------------------------
                               (UNAUDITED)
                                SIX MONTHS                           SIX MONTHS       PERIOD
                                     ENDED  YEAR ENDED  YEAR ENDED        ENDED        ENDED
                                 SEPT. 30,   MARCH 31,   MARCH 31,    MARCH 31,    SEPT. 30,
                                      1999        1999        1998     1997 (1)     1996 (4)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                          $1.00       $1.00       $1.00        $1.00        $1.00
                               -----------  ----------  ----------   ----------   ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                            0.01        0.03        0.03         0.01         0.01
  Net realized gain (loss)
    on investments                    0.00        0.00        0.00         0.00         0.00
                               -----------  ----------  ----------   ----------   ----------
TOTAL FROM INVESTMENT
  OPERATIONS                          0.01        0.03        0.03         0.01         0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                (0.01)      (0.03)      (0.03)       (0.01)       (0.01)
  Distributions from net
    realized gain                     0.00        0.00        0.00         0.00         0.00
                               -----------  ----------  ----------   ----------   ----------
TOTAL FROM DISTRIBUTIONS             (0.01)      (0.03)      (0.03)       (0.01)       (0.01)
                               -----------  ----------  ----------   ----------   ----------
NET ASSET VALUE, END OF
  PERIOD                             $1.00       $1.00       $1.00        $1.00        $1.00
                               ===========  ==========  ==========   ==========   ==========
TOTAL RETURN (NOT
  ANNUALIZED)                        1.28%       2.60%       2.93%        1.36%        1.51%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $104,759     $64,950     $59,293      $35,253       $4,975
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets               0.70%       0.70%     0.70%(5)     0.64%(5)     0.62%(5)
  Ratio of net investment
    income to average net
    assets                           2.55%       2.56%     2.87%(5)     2.68%(5)     2.71%(5)
--------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                           0.95%       0.97%     1.13%(5)     1.58%(5)     3.56%(5)
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                           2.30%       2.29%     2.44%(5)     1.74%(5)       (0.23)%(5)
--------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO
     SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(5) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                         NATIONAL TAX-FREE MONEY MARKET FUND
                                                                                     (CONT.)
                                                                         INSTITUTIONAL CLASS
                                                       -------------------------------------
                                                       (UNAUDITED)
                                                        SIX MONTHS                    PERIOD
                                                             ENDED   YEAR ENDED        ENDED
                                                         SEPT. 30,    MARCH 31,    MARCH 31,
                                                              1999         1999     1998 (2)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00        $1.00        $1.00
                                                       ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               0.01         0.03         0.01
  Net realized gain (loss) on investments                    0.00         0.00         0.00
                                                       ----------   ----------   ----------
TOTAL FROM INVESTMENT OPERATIONS                             0.01         0.03         0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                      (0.01)       (0.03)       (0.01)
  Distributions from net realized gain                       0.00         0.00         0.00
                                                       ----------   ----------   ----------
TOTAL FROM DISTRIBUTIONS                                    (0.01)       (0.03)       (0.01)
                                                       ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                              $1.00        $1.00        $1.00
                                                       ==========   ==========   ==========
TOTAL RETURN (NOT ANNUALIZED)                               1.49%        3.01%        0.91%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $21,193      $23,929      $54,302
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                   0.30%        0.30%        0.30%
  Ratio of net investment income to average net
    assets                                                  2.93%        3.02%        3.05%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                       0.65%        0.62%        0.52%
Ratio of net investment income (loss) to average
  net assets prior to waived fees and reimbursed
  expenses                                                  2.58%        2.70%        2.83%
--------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               PRIME MONEY MARKET FUND (3)
                                                                                   CLASS A
                               -----------------------------------------------------------
                               (UNAUDITED)
                                SIX MONTHS                          SIX MONTHS
                                     ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                                 SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,
                                      1999        1999        1998    1997 (1)    1996 (4)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $1.00        $1.00       $1.00       $1.00       $1.00
                               ----------   ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.02         0.05        0.05        0.02        0.05
  Net realized gain (loss)
    on investments                   0.00         0.00        0.00        0.00        0.00
                               ----------   ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.02         0.05        0.05        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.02)       (0.05)      (0.05)      (0.02)      (0.05)
  Distributions from net
    realized gain                    0.00         0.00        0.00        0.00        0.00
                               ----------   ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS            (0.02)       (0.05)      (0.05)      (0.02)      (0.05)
                               ----------   ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                            $1.00        $1.00       $1.00       $1.00       $1.00
                               ==========   ==========  ==========  ==========  ==========
TOTAL RETURN (NOT
  ANNUALIZED)                       2.22%        4.83%       5.24%       2.49%       5.09%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $483,357     $577,213    $592,317    $277,044    $264,900
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.75%        0.72%       0.61%       0.55%       0.55%
  Ratio of net investment
    income to average net
    assets                          4.39%        4.71%       5.11%       4.95%       5.06%
------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          0.80%        0.78%       0.83%       0.75%       0.68%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                          4.34%        4.65%       4.89%       4.75%       4.93%
------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          PRIME MONEY MARKET FUND (3) (CONT.)
                                                                         ADMINISTRATIVE CLASS
                                                     ----------------------------------------
                                                      (UNAUDITED)
                                                       SIX MONTHS                      PERIOD
                                                            ENDED    YEAR ENDED         ENDED
                                                        SEPT. 30,     MARCH 31,     MARCH 31,
                                                             1999          1999      1998 (2)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00         $1.00         $1.00
                                                     ------------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               0.02          0.05          0.02
  Net realized gain (loss) on investments                    0.00          0.00          0.00
                                                     ------------  ------------  ------------
TOTAL FROM INVESTMENT OPERATIONS                             0.02          0.05          0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                      (0.02)        (0.05)        (0.02)
  Distributions from net realized gain                       0.00          0.00          0.00
                                                     ------------  ------------  ------------
TOTAL FROM DISTRIBUTIONS                                    (0.02)        (0.05)        (0.02)
                                                     ------------  ------------  ------------
NET ASSET VALUE, END OF PERIOD                              $1.00         $1.00         $1.00
                                                     ============  ============  ============
TOTAL RETURN (NOT ANNUALIZED)                               2.38%         5.12%         1.57%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                       $361,365      $467,151      $600,975
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                   0.45%         0.43%         0.40%
  Ratio of net investment income to average net
    assets                                                  4.68%         5.02%         5.34%
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                       0.63%         0.59%         0.55%
Ratio of net investment income (loss) to average
  net assets prior to waived fees and reimbursed
  expenses                                                  4.50%         4.86%         5.19%
---------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   PRIME MONEY MARKET FUND (3) (CONT.)
                                                                                   INSTITUTIONAL CLASS
                              ------------------------------------------------------------------------
                               (UNAUDITED)
                                SIX MONTHS                          SIX MONTHS                  PERIOD
                                     ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                                 SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                      1999        1999        1998    1997 (1)        1996    1995 (4)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ------------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                            0.02        0.05        0.05        0.03        0.05        0.01
  Net realized gain (loss)
    on investments                    0.00        0.00        0.00        0.00        0.00        0.00
                              ------------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                          0.02        0.05        0.05        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                (0.02)      (0.05)      (0.05)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                     0.00        0.00        0.00        0.00        0.00        0.00
                              ------------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS             (0.02)      (0.05)      (0.05)      (0.03)      (0.05)      (0.01)
                              ------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                             $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ============  ==========  ==========  ==========  ==========  ==========
TOTAL RETURN (NOT
  ANNUALIZED)                        2.48%       5.31%       5.58%       2.64%       5.39%     5.65%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $1,236,187  $1,704,093    $802,511    $538,195    $423,959     $30,606
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets               0.25%       0.25%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                           4.89%       5.12%       5.46%       5.25%       5.33%       5.67%
------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                           0.45%       0.39%       0.41%       0.38%       0.60%       0.69%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                           4.69%       4.98%       5.30%       5.12%       4.98%       5.24%
------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                         PRIME MONEY MARKET FUND (2)(CONT.)
                                                                              SERVICE CLASS
                                                      -------------------------------------
                                                      (UNAUDITED)
                                                       SIX MONTHS
                                                            ENDED   YEAR ENDED   YEAR ENDED
                                                        SEPT. 30,    MARCH 31,    MARCH 31,
                                                             1999         1999         1998
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00        $1.00        $1.00
                                                      -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               0.02         0.05         0.05
  Net realized gain (loss) on investments                    0.00         0.00         0.00
                                                      -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                             0.02         0.05         0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                      (0.02)       (0.05)       (0.05)
  Distributions from net realized gain                       0.00         0.00         0.00
                                                      -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS                                    (0.02)       (0.05)       (0.05)
                                                      -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                              $1.00        $1.00        $1.00
                                                      ===========  ===========  ===========
TOTAL RETURN (NOT ANNUALIZED)                               2.38%        5.10%        5.37%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                     $1,498,937   $1,114,456     $653,693
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                   0.45%        0.45%        0.45%
  Ratio of net investment income to average net
    assets                                                  4.70%        4.93%        5.24%
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                       0.70%        0.68%        0.65%
Ratio of net investment income (loss) to average
  net assets prior to waived fees and reimbursed
  expenses                                                  4.45%        4.70%        5.04%
-------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                PRIME MONEY MARKET FUND (2)(CONT.)   TREASURY PLUS MONEY MARKET FUND (3)
                                             SERVICE CLASS (CONT.)                               CLASS A
                              ------------------------------------  ------------------------------------
                                                                          (UNAUDITED)
                                SIX MONTHS                                 SIX MONTHS
                                     ENDED  YEAR ENDED  YEAR ENDED              ENDED         YEAR ENDED
                                 MARCH 31,   SEPT. 30,   SEPT. 30,          SEPT. 30,          MARCH 31,
                                  1997 (1)        1996        1995               1999               1999
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                          $1.00       $1.00       $1.00          $1.00              $1.00
                              ------------  ----------  ----------     ----------         ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                            0.03        0.05        0.05           0.02               0.05
  Net realized gain (loss)
    on investments                    0.00        0.00        0.00           0.00               0.00
                              ------------  ----------  ----------     ----------         ----------
TOTAL FROM INVESTMENT
  OPERATIONS                          0.03        0.05        0.05           0.02               0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                (0.03)      (0.05)      (0.05)         (0.02)             (0.05)
  Distributions from net
    realized gain                     0.00        0.00        0.00           0.00               0.00
                              ------------  ----------  ----------     ----------         ----------
TOTAL FROM DISTRIBUTIONS             (0.03)      (0.05)      (0.05)         (0.02)             (0.05)
                              ------------  ----------  ----------     ----------         ----------
NET ASSET VALUE, END OF
  PERIOD                             $1.00       $1.00       $1.00          $1.00              $1.00
                              ============  ==========  ==========     ==========         ==========
TOTAL RETURN (NOT
  ANNUALIZED)                        2.54%       5.19%       5.60%          2.13%              4.62%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $626,105    $740,760    $614,101       $586,181           $543,903
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets               0.45%       0.45%       0.41%          0.65%              0.65%
  Ratio of net investment
    income to average net
    assets                           5.04%       5.14%       5.47%          4.20%              4.50%
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                           0.60%       0.62%       0.68%          0.81%              0.79%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                           4.89%       4.97%       5.20%          4.04%              4.36%
--------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                        TREASURY PLUS MONEY MARKET FUND (3)
                                                                                    (CONT.)
                                                                            CLASS A (CONT.)
                                                      -------------------------------------
                                                                    SIX MONTHS
                                                       YEAR ENDED        ENDED   YEAR ENDED
                                                        MARCH 31,    MARCH 31,    SEPT. 30,
                                                             1998     1997 (1)     1996 (4)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00        $1.00        $1.00
                                                      -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               0.05         0.02         0.05
  Net realized gain (loss) on investments                    0.00         0.00         0.00
                                                      -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                             0.05         0.02         0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                      (0.05)       (0.02)       (0.05)
  Distributions from net realized gain                       0.00         0.00         0.00
                                                      -----------  -----------  -----------
TOTAL FROM DISTRIBUTIONS                                    (0.05)       (0.02)       (0.05)
                                                      -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                              $1.00        $1.00        $1.00
                                                      ===========  ===========  ===========
TOTAL RETURN (NOT ANNUALIZED)                               5.06%        2.42%        4.95%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                       $381,594      $66,486      $53,706
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                   0.62%        0.55%        0.55%
  Ratio of net investment income to average net
    assets                                                  4.93%        4.81%        4.96%
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                       0.85%        0.75%        0.67%
Ratio of net investment income (loss) to average
  net assets prior to waived fees and reimbursed
  expenses                                                  4.70%        4.61%        4.84%
-------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                               TREASURY PLUS MONEY MARKET FUND (3) (CONT.)
                                             ADMINISTRATIVE CLASS                  CLASS E
                              -----------------------------------  -----------------------
                              (UNAUDITED)                          (UNAUDITED)
                               SIX MONTHS                  PERIOD   SIX MONTHS
                                    ENDED  YEAR ENDED       ENDED        ENDED  YEAR ENDED
                                SEPT. 30,   MARCH 31,   MARCH 31,    SEPT. 30,   MARCH 31,
                                     1999        1999    1998 (2)         1999        1999
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00        $1.00       $1.00       $1.00        $1.00
                              ----------   ----------  ----------  ----------   ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02         0.05        0.02        0.02         0.05
  Net realized gain (loss)
    on investments                  0.00         0.00        0.00        0.00         0.00
                              ----------   ----------  ----------  ----------   ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02         0.05        0.02        0.02         0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)       (0.05)      (0.02)      (0.02)       (0.05)
  Distributions from net
    realized gain                   0.00         0.00        0.00        0.00         0.00
                              ----------   ----------  ----------  ----------   ----------
TOTAL FROM DISTRIBUTIONS           (0.02)       (0.05)      (0.02)      (0.02)       (0.05)
                              ----------   ----------  ----------  ----------   ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00        $1.00       $1.00       $1.00        $1.00
                              ==========   ==========  ==========  ==========   ==========
TOTAL RETURN (NOT
  ANNUALIZED)                      2.23%        4.85%       1.52%       2.13%        4.62%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $74,767     $100,109    $176,942    $628,328     $584,451
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%        0.43%       0.40%       0.65%        0.65%
  Ratio of net investment
    income to average net
    assets                         4.40%        4.80%       5.17%       4.20%        4.54%
------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.71%        0.63%       0.56%       0.81%        0.78%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.14%        4.60%       5.01%       4.04%        4.41%
------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    TREASURY PLUS MONEY
                                                                 MARKET FUND (2)(CONT.)
                                                                        CLASS E (CONT.)
                                                               ------------------------
                                                                                 PERIOD
                                                                YEAR ENDED        ENDED
                                                                 MARCH 31,    MARCH 31,
                                                                      1998     1997 (3)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $1.00        $1.00
                                                               -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        0.05         0.00
  Net realized gain (loss) on investments                             0.00         0.00
                                                               -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                                      0.05         0.00
LESS DISTRIBUTIONS:
  Dividends from net investment income                               (0.05)        0.00
  Distributions from net realized gain                                0.00         0.00
                                                               -----------  -----------
TOTAL FROM DISTRIBUTIONS                                             (0.05)        0.00
                                                               -----------  -----------
NET ASSET VALUE, END OF PERIOD                                       $1.00        $1.00
                                                               ===========  ===========
TOTAL RETURN (NOT ANNUALIZED)                                        4.99%        0.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                $715,554     $820,657
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                            0.65%        0.65%
  Ratio of net investment income to average net assets               4.87%        4.86%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                            0.84%        0.88%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                       4.68%        4.63%
---------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           TREASURY PLUS MONEY MARKET FUND (2)(CONT.)
                                                                                  INSTITUTIONAL CLASS
                              -----------------------------------------------------------------------
                              (UNAUDITED)
                               SIX MONTHS                          SIX MONTHS                  PERIOD
                                    ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                                SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                     1999        1999        1998    1997 (1)        1996    1995 (4)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------   ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02         0.05        0.05        0.03        0.05        0.01
  Net realized gain (loss)
    on investments                  0.00         0.00        0.00        0.00        0.00        0.00
                              ----------   ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02         0.05        0.05        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)       (0.05)      (0.05)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                   0.00         0.00        0.00        0.00        0.00        0.00
                              ----------   ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)       (0.05)      (0.05)      (0.03)      (0.05)      (0.01)
                              ----------   ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                              ==========   ==========  ==========  ==========  ==========  ==========
TOTAL RETURN (NOT
  ANNUALIZED)                      2.33%        5.04%       5.41%       2.58%       5.26%     5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $567,988     $493,987    $501,494    $449,647    $540,689     $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%        0.25%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                         4.59%        4.92%       5.28%       5.11%       5.21%       5.42%
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.45%        0.41%       0.40%       0.39%       0.59%       0.69%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.39%        4.76%       5.13%       4.97%       4.87%       4.99%
-----------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    TREASURY PLUS MONEY
                                                                 MARKET FUND (2)(CONT.)
                                                                          SERVICE CLASS
                                                               ------------------------
                                                               (UNAUDITED)
                                                                SIX MONTHS
                                                                     ENDED   YEAR ENDED
                                                                 SEPT. 30,    MARCH 31,
                                                                      1999         1999
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $1.00        $1.00
                                                               -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        0.02         0.05
  Net realized gain (loss) on investments                             0.00         0.00
                                                               -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                                      0.02         0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                               (0.02)       (0.05)
  Distributions from net realized gain                                0.00         0.00
                                                               -----------  -----------
TOTAL FROM DISTRIBUTIONS                                             (0.02)       (0.05)
                                                               -----------  -----------
NET ASSET VALUE, END OF PERIOD                                       $1.00        $1.00
                                                               ===========  ===========
TOTAL RETURN (NOT ANNUALIZED)                                        2.23%        4.83%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                $289,154     $447,886
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                            0.45%        0.45%
  Ratio of net investment income to average net assets               4.39%        4.70%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                            0.71%        0.70%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                       4.13%        4.45%
---------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   TREASURY PLUS MONEY MARKET FUND (2)(CONT.)
                                                        SERVICE CLASS (CONT.)
                               ----------------------------------------------
                                           SIX MONTHS
                               YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED
                                MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                     1998    1997 (1)        1996        1995
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $1.00       $1.00       $1.00       $1.00
                               ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.05        0.02        0.05        0.05
  Net realized gain (loss)
    on investments                   0.00        0.00        0.00        0.00
                               ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.05        0.02        0.05        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.05)      (0.02)      (0.05)      (0.05)
  Distributions from net
    realized gain                    0.00        0.00        0.00        0.00
                               ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS            (0.05)      (0.02)      (0.05)      (0.05)
                               ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                            $1.00       $1.00       $1.00       $1.00
                               ==========  ==========  ==========  ==========
TOTAL RETURN (NOT
  ANNUALIZED)                       5.20%       2.47%       5.03%       5.42%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $367,111    $483,401  $1,340,325  $1,001,707
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.45%       0.45%       0.45%       0.42%
  Ratio of net investment
    income to average net
    assets                          5.07%       4.91%       4.98%       5.32%
-----------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          0.65%       0.61%       0.60%       0.66%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                          4.87%       4.75%       4.83%       5.08%
-----------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN
     JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-one separate series. These financial statements represent the California Tax-Free Money Market, Government Money Market, Money Market, National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund, a diversified series of the Company. The California Tax-Free Money Market Fund is a non-diversified series of the Company.
  Prior to August 1, 1998 the California Tax-Free Money Market, Government Money Market, Money Market, National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds were known as the "California Tax-Free Money Market Mutual", "Government Money Market Mutual", "Money Market Mutual", "National Tax-Free Money Market Mutual", "Prime Money Market Mutual" and "Treasury Money Market Mutual" Funds, respectively.
  Effective at the close of business on December 12, 1997, the Funds of Overland Express, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Also, at the close of business on December 12, 1997, funds structured as "feeder" funds in a "master-feeder" structure were restructured to invest directly in a portfolio of securities, rather than to invest in a portfolio of securities through a "master" portfolio. Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  The Money Market Fund offers Class A and Class S shares. The Prime Money Market and Treasury Plus Money Market Funds offer Class A, Administrative Class, Institutional Class, and Service Class shares. The Treasury Plus Money Market Fund also offers Class E shares. The National Tax-Free Money Market Fund offers Class A and Institutional Class shares. The California Tax-Free Money Market and Government Money Market Funds offer a single class of shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1998. The following Funds had estimated net capital loss carryforwards at December 31, 1998:

                                                       YEAR   CAPITAL LOSS
FUND                                                EXPIRES  CARRYFORWARDS
--------------------------------------------------------------------------
California Tax-Free Money Market Fund                  2002  $      92,680
                                                       2003         31,569
                                                       2005        144,877
                                                       2006         25,929
Money Market Fund                                      2003        345,728
National Tax-Free Money Market Fund                    2003          6,351
                                                       2004            437
                                                       2006          3,692

  Any loss carryforwards from Pacifica and Overland are included in the Funds' carryforwards as shown above. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Funds with WFB. Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

                                                   % OF AVERAGE DAILY
FUND                                                       NET ASSETS
---------------------------------------------------------------------
California Tax-Free Money Market Fund                            0.50
Government Money Market Fund                                     0.25

Money Market Fund                                                0.40
National Tax-Free Money Market Fund                              0.30

Prime Money Market Fund                                          0.25
Treasury Plus Money Market Fund                                  0.25

  On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of the Funds' average daily net assets up to $1 billion and 0.04% of the Funds' average daily net assets in excess of $1 billion. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB is responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. On June 3, 1999, WFB and Forum Accounting Services ("Forum") entered into an agreement, whereby WFB desires that Forum performs certain fund accounting services for WFB with respect to each Fund and Class thereof. A fixed monthly fee, and a basis point fee of 0.0025% of the average annual daily net assets of each Fund will also be charged. The Company, on behalf of the applicable Fund, reimburses Forum for all out-of-pocket and ancillary expenses reasonably incurred in providing the services described in the Sub Fund Accounting Agreement. On September 1, 1999, Forum began providing services for the Government Money Market, Money Market, National Tax-Free Money Market, Prime Money Market, and Treasury Plus Money Market Funds.
  On June 4, 1999, the Company entered into contracts on behalf of each Fund with Norwest Bank Minnesota, N.A. ("Norwest Bank"), whereby Norwest Bank is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest Bank is entitled to a monthly fee for custody services at the annual rate of 0.0167% of the average daily net assets of each Fund and to an additional fixed fee for certain funds. Prior to June 4, 1999, WFB performed the above services for the same fees.
  On July 17, 1999, Boston Financial Data Services ("BFDS") replaced WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Funds. Prior to July 17, 1999, the Company had entered into a contract on behalf of the Funds with WFB, whereby WFB

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

provided transfer agency services for the Funds. Under the transfer agency contract, WFB was entitled to receive transfer agency fees at the following annual rates:

                                                                        % OF AVERAGE DAILY NET ASSETS
                                  -------------------------------------------------------------------
                                                                                             CLASS S/
                                                 ADMINISTRATIVE              INSTITUTIONAL     SERVICE
FUND                                 CLASS A*           CLASS     CLASS E         CLASS         CLASS
-----------------------------------------------------------------------------------------------------
California Tax-Free Money Market
  Fund                                   0.10             N/A         N/A           N/A           N/A
Government Money Market Fund             0.10             N/A         N/A           N/A           N/A

Money Market Fund                        0.10             N/A         N/A           N/A          0.10
National Tax-Free Money Market
  Fund                                   0.10             N/A         N/A          0.02           N/A

Prime Money Market Fund                  0.10            0.02         N/A          0.02          0.10
Treasury Plus Money Market Fund          0.10            0.02        0.10          0.02          0.10

 * INCLUDES FUNDS WITH A SINGLE CLASS.

  The transfer agency fees paid on behalf of the Funds for the six months ended September 30, 1999 were as follows:

                                                                        % OF AVERAGE DAILY NET ASSETS
                                  -------------------------------------------------------------------
                                                                                             CLASS S/
                                                 ADMINISTRATIVE              INSTITUTIONAL     SERVICE
FUND                                  CLASS A           CLASS     CLASS E         CLASS         CLASS
-----------------------------------------------------------------------------------------------------
Money Market Fund                  $5,049,893             N/A         N/A           N/A   $   409,557
National Tax-Free Money Market
  Fund                                 31,619             N/A         N/A    $    2,056           N/A

Prime Money Market Fund               174,556    $     30,514         N/A        89,352       393,185
Treasury Plus Money Market Fund       181,112           5,591     172,047        47,764       161,974

  Transfer agency fees for the California Tax-Free Money Market and Government Money Market Funds for the six months ended September 30, 1999, are disclosed in the Statement of Operations.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contract, WFB is entitled to receive shareholder servicing fees at the following annual rates:

                                                     % OF AVERAGE DAILY NET ASSETS
                                --------------------------------------------------
                                                                          CLASS S/
                                              ADMINISTRATIVE               SERVICE
FUND                               CLASS A*        CLASS      CLASS E        CLASS
----------------------------------------------------------------------------------
California Tax-Free Money
  Market Fund                          0.30          N/A          N/A          N/A
Government Money Market Fund           0.25          N/A          N/A          N/A

Money Market Fund                      0.30          N/A          N/A         0.25
National Tax-Free Money Market
  Fund                                 0.25          N/A          N/A          N/A

Prime Money Market Fund                0.30         0.15          N/A         0.20
Treasury Plus Money Market
  Fund                                 0.30         0.15         0.30         0.20

 * INCLUDES FUNDS WITH A SINGLE CLASS.

  The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 1999 were as follows:

                                                     % OF AVERAGE DAILY NET ASSETS
                                --------------------------------------------------
                                                                          CLASS S/
                                              ADMINISTRATIVE               SERVICE
FUND                                CLASS A        CLASS      CLASS E        CLASS
----------------------------------------------------------------------------------
Money Market Fund               $14,558,710          N/A          N/A   $1,612,677
Prime Money Market Fund             840,927   $  328,817          N/A    1,325,663

Treasury Plus Money Market
  Fund                              862,011       62,723   $  835,378      498,082

  Shareholder servicing fees for the California Tax-Free Money Market, Government Money Market and National Tax-Free Money Market Funds for the six months ended September 30, 1999 are disclosed in the Statement of Operations.
  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB will act as sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds. Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided the Funds with administrative services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A shares of the Funds, Class E shares of the Treasury Plus Money Market Fund and Class S shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

(each, a "Plan"). The Plans for the California Tax-Free Money Market Fund and the Class A shares of the Money Market Fund provide that such Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to such shares. These Plans for the Class A shares provide only for reimbursement of actual expenses. The Plans for the Class A shares of the Government Money Market, National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds provide that such Funds may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to such shares.
  Under the Plan for Class S shares of the Money Market Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.75% of the average daily net assets attributable to its Class S shares.
  Under the Plan for Class E shares of the Treasury Plus Money Market Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares.
  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  Distribution fees paid on behalf of the Funds for the six months ended September 30, 1999 were as follows:

FUND                                            CLASS A    CLASS E     CLASS S
------------------------------------------------------------------------------
Money Market Fund                              $     0         N/A  $4,838,029
Treasury Plus Money Market Fund                      0          $0         N/A

  Distribution fees for the California Tax-Free Money Market, Government Money Market, National Tax-Free Money Market and Prime Money Market Funds for the six months ended September 30, 1999 are disclosed in the Statement of Operations.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  The registration fees paid on behalf of the Funds for the six months ended September 30, 1999 were as follows:

                                                                                             CLASS S/
                                                 ADMINISTRATIVE              INSTITUTIONAL     SERVICE
FUND                                  CLASS A           CLASS     CLASS E         CLASS         CLASS
-----------------------------------------------------------------------------------------------------
Money Market Fund                  $  496,574             N/A         N/A           N/A   $    68,259
National Tax-Free Money Market
  Fund                                    892             N/A         N/A    $    2,448           N/A

Prime Money Market Fund                 3,453    $     61,603         N/A         1,792         6,453
Treasury Plus Money Market Fund         7,309          40,151       7,245         4,155         3,843

  Registration fees for the California Tax-Free Money Market and Government Money Market Funds for the six months ended September 30, 1999 are disclosed in the Statement of Operations.

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the six months ended September 30, 1999 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1999, Stephens owned 111,827 shares of the California Tax-Free Money Market Fund, 27 shares of the Government Money Market Fund, 13,266 shares of the Money Market Fund, 267 shares of the National Tax-Free Money Market Fund, 1,609,583 shares of the Prime Money Market Fund and 147,335 shares of the Treasury Plus Money Market Fund.

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1999, each Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

  Capital share transactions for the Funds were as follows:

                                                      CALIFORNIA TAX-FREE MONEY MARKET
                                                                                  FUND
                                                      --------------------------------
                                                      (UNAUDITED) FOR
                                                                  THE
                                                           SIX MONTHS          FOR THE
                                                                ENDED       YEAR ENDED
                                                       SEPT. 30, 1999   MARCH 31, 1999
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                2,167,271,072    3,191,791,394
  Shares issued in reinvestment of dividends               24,256,508       45,918,774
  Shares redeemed -- Class A                           (2,178,613,925)  (3,110,347,456)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                  12,913,655      127,362,712

                                                          GOVERNMENT MONEY MARKET FUND
                                                      --------------------------------
                                                      (UNAUDITED) FOR
                                                                  THE
                                                           SIX MONTHS          FOR THE
                                                                ENDED       YEAR ENDED
                                                       SEPT. 30, 1999   MARCH 31, 1999
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                  110,806,760      211,809,887
  Shares issued in reinvestment of dividends                  982,612        1,726,275
  Shares redeemed -- Class A                             (109,365,639)    (231,567,166)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                   2,423,733      (18,031,004)

                                                                     MONEY MARKET FUND
                                                      --------------------------------
                                                      (UNAUDITED) FOR
                                                                  THE
                                                           SIX MONTHS          FOR THE
                                                                ENDED       YEAR ENDED
                                                       SEPT. 30, 1999   MARCH 31, 1999
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                2,814,655,415    5,518,795,093
  Shares issued in reinvestment of dividends --
    Class A                                               245,238,072      351,157,967
  Shares redeemed -- Class A                           (1,897,346,724)  (3,443,871,290)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                               1,162,546,763    2,426,081,770
  Shares sold -- Class S                                1,436,103,847    2,191,020,851
  Shares issued in reinvestment of dividends --
    Class S                                                27,679,726       43,441,848
  Shares redeemed -- Class S                           (1,212,248,090)  (2,027,066,523)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS S                                                 251,535,483      207,396,176

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

                                                        NATIONAL TAX-FREE MONEY MARKET
                                                                                  FUND
                                                      --------------------------------
                                                      (UNAUDITED) FOR
                                                                  THE
                                                           SIX MONTHS          FOR THE
                                                                ENDED       YEAR ENDED
                                                       SEPT. 30, 1999   MARCH 31, 1999
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                  159,343,900      234,230,273
  Shares issued in reinvestment of dividends --
    Class A                                                 1,194,654        1,622,320
  Shares redeemed -- Class A                             (120,729,269)    (230,195,239)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                  39,809,285        5,657,354
  Shares sold -- Institutional Class                      177,941,972      506,716,299
  Shares issued in reinvestment of dividends --
    Institutional Class                                       105,445          214,647
  Shares redeemed -- Institutional Class                 (180,782,896)    (537,304,518)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                      (2,735,479)     (30,373,572)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

                                                               PRIME MONEY MARKET FUND
                                                      --------------------------------
                                                      (UNAUDITED) FOR
                                                                  THE
                                                           SIX MONTHS          FOR THE
                                                                ENDED       YEAR ENDED
                                                       SEPT. 30, 1999   MARCH 31, 1999
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                1,386,504,172    3,566,811,184
  Shares issued in reinvestment of dividends --
    Class A                                                 2,696,837        7,603,683
  Shares redeemed -- Class A                           (1,483,050,777)  (3,589,517,754)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                 (93,849,768)     (15,102,887)
  Shares sold -- Administrative Class                     801,755,996    1,792,211,104
  Shares issued in reinvestment of dividends --
    Administrative Class                                   11,108,370       27,149,796
  Shares redeemed -- Administrative Class                (918,645,406)  (1,953,181,855)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  ADMINISTRATIVE CLASS                                   (105,781,040)    (133,820,955)
  Shares sold -- Institutional Class                   24,131,440,370   10,313,551,923
  Shares issued in reinvestment of dividends --
    Institutional Class                                    16,511,504       19,732,250
  Shares redeemed -- Institutional Class              (24,615,842,236)  (9,431,689,997)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                    (467,890,362)     901,594,176
  Shares sold -- Service Class                          2,096,987,938    2,945,429,480
  Shares issued in reinvestment of dividends --
    Service Class                                          24,601,508       20,604,434
  Shares redeemed -- Service Class                     (1,737,092,198)  (2,505,257,696)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                           384,497,248      460,776,218

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

                                                       TREASURY PLUS MONEY MARKET FUND
                                                      --------------------------------
                                                      (UNAUDITED) FOR
                                                                  THE
                                                           SIX MONTHS          FOR THE
                                                                ENDED       YEAR ENDED
                                                       SEPT. 30, 1999   MARCH 31, 1999
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                1,106,353,677    1,880,148,228
  Shares issued in reinvestment of dividends --
    Class A                                                 2,680,280        4,574,374
  Shares redeemed -- Class A                           (1,066,755,646)  (1,722,403,471)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                  42,278,311      162,319,131
  Shares sold -- Administrative Class                      70,547,603      211,237,826
  Shares issued in reinvestment of dividends --
    Administrative Class                                    2,079,789        6,183,801
  Shares redeemed -- Administrative Class                 (97,969,603)    (294,254,788)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  ADMINISTRATIVE CLASS                                    (25,342,211)     (76,833,161)
  Shares sold -- Class E                                  757,333,745    1,690,444,889
  Shares issued in reinvestment of dividends --
    Class E                                                         1                0
  Shares redeemed -- Class E                             (713,456,607)  (1,821,543,593)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS E                                                  43,877,139     (131,098,704)
  Shares sold -- Institutional Class                   25,808,059,952    5,020,036,817
  Shares issued in reinvestment of dividends --
    Institutional Class                                     7,101,906        5,523,692
  Shares redeemed -- Institutional Class              (25,741,162,218)  (5,033,058,755)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                      73,999,640       (7,498,246)
  Shares sold -- Service Class                          1,843,924,738    3,847,684,188
  Shares issued in reinvestment of dividends --
    Service Class                                           3,941,144        5,368,260
  Shares redeemed -- Service Class                     (2,006,595,246)  (3,772,268,891)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                          (158,729,364)      80,783,557

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the Norwest Advantage Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company presented the reorganization to Company's shareholders and gained approval at a special shareholders' meeting in August, 1999. At the close of business November 5, 1999, the Stagecoach California Tax-Free Money Market Fund was reorganized to form

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

the Wells Fargo California Tax-Free Money Market Fund. The Stagecoach Government Money Market Fund and Norwest Advantage U.S. Government Fund were reorganized to form the Wells Fargo Government Money Market Fund. The Stagecoach Money Market Fund, Stagecoach Prime Money Market Fund (Class A), and Norwest Advantage Ready Cash Investment Fund (Classes A and B) were reorganized to form the Wells Fargo Money Market Fund. The Stagecoach National Tax-Free Money Market Fund (Class A) and Norwest Advantage Municipal Money Market Fund (Class A) were reorganized to form the Wells Fargo National Tax-Free Money Market Fund. The Stagecoach Treasury Plus Money Market Fund (Classes A and E) was reorganized to form the Wells Fargo Treasury Plus Money Market Fund. These financial statements are applicable to the Wells Fargo Funds having former Stagecoach Funds as accounting survivors. Please see your Wells Fargo Funds prospectus for details about your Fund.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
  The required majority of shareholders of each Fund voted to approve the reorganization of their Fund into a Fund of the Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family and the Norwest Advantage Fund family after the merger of Wells Fargo & Company and Norwest Corporation in November, 1998. Under the reorganization, each of the Money Market Funds listed below will transfer all of its assets and liabilities to a corresponding Wells Fargo Funds Trust Fund.

FUND                                         FOR       AGAINST       ABSTAIN
----------------------------------------------------------------------------
California Tax-Free Money Market   1,088,808,893    35,679,371    55,062,437
Government Money Market               42,114,487       301,827       397,566
Money Market                       5,218,145,844   210,462,140   548,126,096
National Tax-Free Money Market        55,480,679     2,227,485     1,305,588
Prime Money Market                 1,848,974,930    42,370,079    51,408,782
Treasury Plus Money Market         1,483,214,344    26,470,452    14,389,361

                                                           LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                           --    Association of Bay Area Governments
ADR                            --    American Depository Receipts
AMBAC                          --    American Municipal Bond Assurance Corporation
AMT                            --    Alternative Minimum Tax
ARM                            --    Adjustable Rate Mortgages
BART                           --    Bay Area Rapid Transit
CDA                            --    Community Development Authority
CDSC                           --    Contingent Deferred Sales Charge
CGIC                           --    Capital Guaranty Insurance Company
CGY                            --    Capital Guaranty Corporation
CMT                            --    Constant Maturity Treasury
COFI                           --    Cost of Funds Index
CONNIE LEE                     --    Connie Lee Insurance Company
COP                            --    Certificate of Participation
CP                             --    Commercial Paper
CTF                            --    Common Trust Fund
DW&P                           --    Department of Water & Power
DWR                            --    Department of Water Resources
EDFA                           --    Education Finance Authority
FGIC                           --    Financial Guaranty Insurance Corporation
FHA                            --    Federal Housing Authority
FHLB                           --    Federal Home Loan Bank
FHLMC                          --    Federal Home Loan Mortgage Corporation
FNMA                           --    Federal National Mortgage Association
FRN                            --    Floating Rate Notes
FSA                            --    Financial Security Assurance, Inc
GNMA                           --    Government National Mortgage Association
GO                             --    General Obligation
HFA                            --    Housing Finance Authority
HFFA                           --    Health Facilities Financing Authority
IDA                            --    Industrial Development Authority
LIBOR                          --    London Interbank Offered Rate
LLC                            --    Limited Liability Corporation
LOC                            --    Letter of Credit
LP                             --    Limited Partnership
MBIA                           --    Municipal Bond Insurance Association
MFHR                           --    Multi-Family Housing Revenue
MUD                            --    Municipal Utility District
MTN                            --    Medium Term Note
PCFA                           --    Pollution Control Finance Authority
PCR                            --    Pollution Control Revenue
PFA                            --    Public Finance Authority
PLC                            --    Private Placement
PSFG                           --    Public School Fund Guaranty
RAW                            --    Revenue Anticipation Warrants
RDA                            --    Redevelopment Authority
RDFA                           --    Redevelopment Finance Authority
R&D                            --    Research & Development
SFMR                           --    Single Family Mortgage Revenue
TBA                            --    To Be Announced
TRAN                           --    Tax Revenue Anticipation Notes
USD                            --    Unified School District
V/R                            --    Variable Rate
WEBS                           --    World Equity Benchmark Shares

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86

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/ or certain other services for the Stagecoach Funds. Wells
  Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

  -C- Stagecoach Funds

 STAGECOACH FUNDS-Registered Trademark-
 P.O. Box 7066
 San Francisco, CA 94120-7066

 DATED MATERIAL
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